united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22669

AmericaFirst Quantitative Funds

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 6/30

Date of reporting period: 6/30/16

Item 1. Reports to Stockholders.

ANNUAL REPORT

AmericaFirst Defensive Growth Fund

AmericaFirst Income Trends Fund

AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)

AmericaFirst Quantitative Strategies Fund

AmericaFirst Seasonal Trends Fund

June 30, 2016

AmericaFirst Quantitative Funds

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

AmericaFirst Capital Management, LLC is located at 8150 Sierra College Blvd (Suite 290), Roseville, CA.The Funds’ distributor is Northern Lights Distributors, LLC. AmericaFirst Capital Management, LLC is an owner of Matrix Capital Group, Inc. AmericaFirst is not affiliated with Burlington Capital Group, LLC (formerly America First Companies) or any of its subsidiaries.

Dear Shareholder:

AmericaFirst Capital Management is pleased to announce the Fiscal Year 2016 annual report and performance for the AmericaFirst family of mutual funds.

Market Summary

The fiscal year ending 6/30/2016 was negative for most equity and commodity indices.

While domestic magna-cap stocks (as represented by the S&P 100) gained 4.62%, broader stock indices such as the Value Line Composite Index lost 8.34%. Small cap stocks (S&P 600) lost 6.73%, Europe (MSCI Europe NTR) lost 11.22%, Asia (MSCI AC Asia Pacific GTR) lost 9.35%, and Latin America (MSCI EM Latin America) lost 7.38%. In other words, stock investors were likely negative the last 12 months unless they owned very large domestic stocks.

Bonds continued to provide positive returns. Domestic Corporate Bonds (as represented by the Barclays Credit Bond Index) gained 7.55%, High Yield Bonds (Barclays US Corp High Yield Index) gained 1.62%, and Foreign Bonds (Barclays Global Aggregate Bond) gained 11.54%.

Commodities (as represented by the S&P GSCI Index) lost 26.08% led by Agricultural and Energy Futures. Bucking the trend was Gold (London PM), which earned 12.79%.

Fund Performance (load waived) as of 6/30/2016[1]

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incep	Since Reformulation
AmericaFirst Defensive Growth A	DGQAX	-5.12	5.74	8.17	7.97
AmericaFirst Income Trends A	AFPAX	-11.80	-3.51	-1.25	0.29
AmericaFirst Tactical Alpha A	ABRFX	1.37	8.51	3.31	3.85
AmericaFirst Quantitative Strgy A	AFIAX	-8.64	1.00	3.42	-0.41	10.84 [7]
AmericaFirst Seasonal Trends A	STQAX	0.42	-	-	0.63

America First’s philosophy is centered on the belief that investment markets are never fully efficient.  These market inefficiencies are derived from informational and emotional sources.  We believe market inefficiencies can be exploited via the use of rigidly tested rules-based strategies.

[1] The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Review the Funds’ prospectus for more information regarding the Funds’ fees and expenses, including other share classes. For performance information current to the most recent month-end, call toll free (866) 960-1355.

1

Rules-based strategies are based on an objective set of fundamental and/or technical criteria. In most cases, there is no discretion as to what to buy and sell.  Exceptions may exist in extraordinary circumstances (e.g. delisting, corporate merger, illiquidity, etc.).

AmericaFirst Defensive Growth Fund

(A Shares: DGQAX, U Shares: DGQUX, I Shares: DGQIX)

Objective: The AmericaFirst Defensive Growth Fund seeks long-term capital appreciation while attempting to reduce exposure to general equity market risk.

Description: The Defensive Growth Fund provides a unique approach to equity investing by combining a portfolio of defensive, non-cyclical stocks with a portfolio of short positions designed to provide capital appreciation when equities are down.

Narrative: The AmericaFirst Defensive Growth Fund has nearly quadrupled the cumulative returns of its peer benchmark (the Lipper Long/Short Equity Index) since inception.

Despite strong performance from its Utilities and Consumer Staples positions, the Defensive Growth Fund lost 5.12% for the fiscal year ending June 30, 2016. This compares to its benchmark category return of -2.63%. The Fund was negatively impacted by its Healthcare positions as well as its short positions in Mining stocks (April, 2016). In addition, the Fund’s exposure to small-caps negatively impacted its performance. The Russell Global Total Return Index lost 3.33% for the fiscal year-end.

Defensive stocks continue to look attractive in light of today’s volatile economic environment. Regardless of the economy, we need essentials such as soap, pharmaceuticals, food, and utilities to carry on our daily lives. The constant demand for these goods and services often result in more stable earnings growth – which may result in better stock performance with less economic risk.

Returns (load waived):

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incep
AmericaFirst Defensive Growth A	DGQAX	-5.12	5.74	8.17	7.97
AmericaFirst Defensive Growth I	DGQIX	-4.12	6.89	9.15	8.91
AmericaFirst Defensive Growth U	DGQUX	-5.59	5.23	7.62	7.40

Lipper Long/Short Equity Index	-	-2.63	2.07	2.59	2.28

Class A versus Benchmark Index		-2.49	3.67	5.58	5.69

The adviser has contractually agreed to waive management fees and reimburse expenses through 2/4/2017, to the extent that total annual Fund operating expenses exceed 2.45% (A shares, excluding short sale dividend expense). Operating expenses include management fees, distribution fees and administrative, legal, registration and other expenses. If fee waivers and reimbursements had not been included performance would have been lower. There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

AmericaFirst Income Trends Fund

(A Shares: AFPAX, U Shares: AFPUX, I Shares: AFPIX)

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

2

Objective: The Fund seeks to maximize income, while maintaining prospects for capital appreciation, by investing in a diversified portfolio of stocks and bonds.

Description: The Fund selects from an expansive universe of income-generating sectors and asset classes to provide a unique and diversified portfolio.

Narrative: Despite strong performance from its Utilities and Real Estate Investment Trust (REIT) positions, the Income Trends Fund suffered an 11.80% loss due to poor performance from its Energy/MLP, Financial Services and Basic Materials stocks and bonds. Global and small-cap exposure also contributed to the Fund’s fiscal year loss. Though no suitable benchmark index exists for the Fund, it is worth noting the Barclays Intermediate Government Bond Index gained 3.89% during the last twelve months ending 6/30/2016.

It is the Portfolio Manager’s strong opinion the Income Trends Fund represents an outstanding opportunity as the primary contributors to its 12-month decline have reversed their downward trend to provide strong returns the last quarter (Q2, 2016). In addition, the Fund pays a very attractive monthly distribution rate while investors wait for the Fund to rally.

Returns (load waived):

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incep
AmericaFirst Income Trends A	AFPAX	-11.80	-3.51	-1.25	0.29
AmericaFirst Income Trends I	AFPIX	-10.91	-2.68	-0.55	0.96
AmericaFirst Income Trends U	AFPUX	-12.14	-3.95	-1.71	-0.20

Morningstar Tactical Allocation Index	-	-2.30	2.32	2.46	4.77

Class A versus Benchmark Index		-9.51	-5.87	-3.94	-4.66

The adviser has contractually agreed to waive management fees and reimburse expenses through 2/4/2017, to the extent that total annual Fund operating expenses exceed 2.20% (A shares, excluding short sale dividend expense). Operating expenses include management fees, distribution fees and administrative, legal, registration and other expenses. If fee waivers and reimbursements had not been included performance would have been lower. There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

AmericaFirst Tactical Alpha Fund

(A Shares: ABRFX, U Shares: ABRUX, I Shares: ABRWX)

Objective: The AmericaFirst Tactical Alpha Fund seeks capital appreciation through long/short positions in global equity, credit, commodity and interest rate markets.

Description: The Tactical Alpha Fund selects from a starting universe of over thirty indices by utilizing a data-driven “all asset” approach that combines top-down technical analysis with bottom-up fundamental analysis.

Narrative: Since its inception, the AmericaFirst Tactical Alpha Fund has more-than-doubled its benchmark category returns.

The “goes anywhere, at any time” Fund earned 1.37% for the fiscal year ended 6/30/2016 while its benchmark category (the Lipper Absolute Return Fund Index) lost 1.72%.

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

3

The Fund benefited by its diversified positions in Precious Metals, Utilities, and Bonds (domestic and global). Working against the Fund were international, energy and small cap positions.

We continue to believe the Tactical Alpha Fund represents an excellent selection for long-term investors that seek a total return vehicle that invests beyond just stocks and bonds.

Returns (load-waived):

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incep
AmericaFirst Tactical Alpha A	ABRFX	1.37	8.51	3.31	3.85
AmericaFirst Tactical Alpha I	ABRWX	2.83	9.62	4.14	6.61
AmericaFirst Tactical Alpha U	ABRUX	0.79	7.98	2.78	3.31

Lipper Absolute Return Funds Index	-	-1.72	0.81	1.21	1.59

Class A versus Benchmark Index		3.09	7.70	2.10	2.26

The adviser has contractually agreed to waive management fees and reimburse expenses through 2/4/17, to the extent that total annual Fund operating expenses exceed 2.45% (A shares, excluding short sale dividend expense). Operating expenses include management fees, distribution fees and administrative, legal, registration and other expenses. If fee waivers and reimbursements had not been included performance would have been lower. There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

AmericaFirst Quantitative Strategies Fund

(A Shares: AFIAX, C Shares: AFISX, I Shares AFIIX)

Objective: The Fund seeks to provide capital appreciation with a focus on producing positive returns regardless of the directions of financial markets.

Description: The AmericaFirst Quantitative Strategies Fund is a compilation of AmericaFirst strategies that are lowly correlated to each other.

Narrative: The Quantitative Strategies Fund changed its name and investment objective on November 3rd, 2008. Since this change, the Fund has substantially outperformed its category benchmark (the Morningstar Tactical Allocation Index).

The Fund underperformed its benchmark for the fiscal year ending 6/30/2016 as it lost 8.64% (versus a 2.30% loss for the benchmark). The Fund was hurt by its positions in Energy, Small-Cap, and international stocks. High yield bonds also contributed to the Fund’s negative returns. The Fund rebalanced its portfolio in January, 2016 and has earned positive returns the first half of 2016 seemingly reversing the negative trend of 2015. Over the same period of time, the Russell Global Total Return Index lost 3.33%.

We are very excited about the Fund’s allocation in 2016. The Fund is allocated amongst several low-correlated strategies ranging from long/short commodities and bonds to defensive and share buyback equity strategies.

Returns (load waived):

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incep	Since Reformulation
AmericaFirst Quantitative Strgy A	AFIAX	-8.64	1.00	3.42	-0.41	10.84

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

4

AmericaFirst Quantitative Strgy C	AFISX	-9.43	0.26	2.66	-1.15	10.20
AmericaFirst Quantitative Strgy I	AFIIX	-8.68	-	-	-7.39	-

Morningstar Tactical Allocation Index	-	-2.30	2.32	2.46	5.18	5.94

Class A versus Benchmark Index		-6.34	-1.32	0.96	-5.60	4.90

The adviser has contractually agreed to waive management fees and reimburse expenses through 2/4/2017, to the extent that total annual Fund operating expenses exceed 1.50% (A shares, excluding short sale dividend expense). Operating expenses include management fees, distribution fees and administrative, legal, registration and other expenses. If fee waivers and reimbursements had not been included performance would have been lower. There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

AmericaFirst Seasonal Trends Fund

(A Shares: STQAX, U Shares: STQUX, I Shares: STQIX)

Objective: The Fund seeks to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

Description: The Fund employs a “Seasonal” strategy to allocate assets between equity and fixed income securities. This strategy is based on the Advisor’s study of seasonal price patterns in asset classes over various time periods. The Advisor anticipates rebalancing Fund holdings to reduce equity exposure in May and increasing it in November.

Narrative: AmericaFirst’s version of “Sell in May & Walk Away” yielded positive returns the fiscal year ending 6/30/2016.

The Seasonal Trends Fund earned a positive 0.42% the last 12 months thanks largely to a cyclical bull run in February, March and April of 2016. The Fund’s category benchmark (the Morningstar Tactical Allocation Index) lost 2.30% the last 12 months. Over the same period of time, the Russell Global Total Return Index lost 3.33%.

Over 200 years of global stock market data supports the “Sell in May & Walk Away” adage. Through its own research, AmericaFirst has observed substantial outperformance of stocks during the November through April versus the May through October timeframe.

While we do not expect this to be the case every year (as no strategy is 100%), we anticipate this trend to remain the predominance of the time for the disciplined buy-and-hold investor of this Fund.

Returns (load waived):

Fund Name	Symbol	Return 1 Yr.	Return 3 Yr.	Return 5 Yr.	Return Incept.
AmericaFirst Seasonal Trends A	STQAX	0.42	-	-	0.63
AmericaFirst Seasonal Trends I	STQIX	0.93	-	-	1.13
AmericaFirst Seasonal Trends U	STQUX	-0.11	-	-	0.13

Morningstar Tactical Allocation Index	-	-2.30	-	-	0.52

Class A versus Benchmark Index		2.72	-	-	0.11

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

5

The adviser has contractually agreed to waive management fees and reimburse expenses through 2/4/2017, to the extent that total annual Fund operating expenses exceed 2.45% (A shares, excluding short sale dividend expense). Operating expenses include management fees, distribution fees and administrative, legal, registration and other expenses. If fee waivers and reimbursements had not been included performance would have been lower. There are additional costs associated with the use of short sales. Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared; thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on the securities sold short.

Summary:

As an industry, we have dangerously adopted a “what’s working now?” philosophy by keeping short-term winners and scrapping short-term underperformers. Ultimately, the danger to such an approach is that we end up with a portfolio of investments that all move the same – and even though the investments may be positive currently, the odds are strong they will move in lockstep when the Markets turn south. I’ve often reminded Investors the losers of today often become the winners of tomorrow as they start to rally to their historical mean.

Investors (and their Advisors) can easily fall into a trap of comparing investments to the S&P 500 without learning what is moving the index. As I mentioned earlier, the largest of the large cap stocks were the primary contributors to positive returns this year. Investors that held a diversified portfolio of stocks (in other words, not just huge companies) likely felt some pain these last 12 months. Yes, there are years in which diversification can result in lower returns – nothing is 100%.

It is important to remember small and medium cap companies have historically outperformed large companies…and stocks have historically outperformed bonds. There is danger in owning only what has worked recently - think about those that bought technology stocks at the end of 1999 just because of short-term performance (the Nasdaq 100 lost over 73% the next three years).

It is my very strong position our worst performers the last 12 months will be among our top performers the next 12 months. We have already begun to see the losers of last year rally the last couple quarters.

Thank you again for placing your trust in AmericaFirst. Please know we have a vested interest in your success.

Sincerely,

Rick Gonsalves

President, Portfolio Manager and CEO

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

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Definitions:

1.	Beta is a measure of a security's volatility relative to the market. Up Beta measures the relative volatility in positive markets while Down Beta measures the relative volatility in down markets.
2.	Correlation is a statistical measure of how investments move in relation to each other. Up Correlation measures the relationship of the Fund to stocks in positive markets while Down Correlation measures the relationship of the Fund to stocks in down markets.
3.	Up-capture compares an investment’s performance against its benchmark during periods when the benchmark’s performance is positive, while Down-capture compares the investment’s performance against the benchmark during periods when the benchmark’s performance is negative. A value of 100% for either ratio implies that the investment fully captures, or matches, the benchmark return during the period evaluated. A value of greater than 100% indicates that the investment captured more upside or downside than the benchmark.
4.	Standard Deviation shows how much variation or "dispersion" exists from the average (mean, or expected value). A low standard deviation indicates that the data points tend to be very close to the mean (or less volatile); whereas high standard deviation indicates that the data points are spread out over a large range of values (more volatile).
5.	S&P 500 Index - The S&P 500® has been widely regarded as the best single gauge of the large cap U.S. equities market since the index was first published in 1957. The index has over US$ 5.58 trillion benchmarked, with index assets comprising approximately US$ 1.31 trillion of this total. The index includes 500 leading companies in leading industries of the U.S. economy, capturing 75% coverage of U.S. equities.
6.	Dow Jones US Moderately Conservative Portfolio Index: This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.
7.	Lipper Absolute Return: Absolute Return portfolios seek to achieve an absolute return in the reference currency within a certain value at risk quintile relative to that reference currency group.
8.	Lipper Long Short Equity: Long Short portfolios employ strategies combining long holdings of equities with short sales of equity, equity options, or equity index options. The funds may be either net long or net short, depending on the portfolio manager’s view of the market.
9.	Lipper Flexible Income – Funds that emphasize income generation by investing at least 85% of their assets in debt issues and preferred and convertible securities. Common stocks and warrants cannot exceed 15%.
10.	Lipper Alternative Multi-Strategy-- Funds that, by prospectus language, seek total returns through the management of several different hedge-like strategies. These funds are typically quantitatively driven to measure the existing relationship between instruments and in some cases to identify positions in which the risk-adjusted spread between these instruments represents an opportunity for the investment manager.
11.	The Barclays Aggregate Bond Index, which used to be called the "Lehman Aggregate Bond Index," is a broad base index, maintained by Barclays Capital, which took over the index business of the now defunct Lehman Brothers, and is often used to represent investment grade bonds being traded in United States. Index funds and exchange-traded funds are available that track this bond index.

4570-NLD-7/29/2016

AmericaFirst Capital Management

Roseville, CA

866-960-1355

www.AmericaFirstFunds.com

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AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

June 30, 2016

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST DEFENSIVE GROWTH FUND CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX (Unaudited)

$18,500
$17,500
$16,500
$15,500
$14,500
$13,500
$12,500
$11,500
$10,500
$9,500
$8,500
5/23/11
6/30/11
12/31/11
6/30/12
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
$17,784
$14,793
$14,049
Class A with Sales Load
Class A without Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations
					through June 30, 2016 (1)
Class A	Without sales load	(5.12)%	5.74%	8.17%	7.97%
	With sales load	(9.86)%	3.95%	7.06%	6.89%
Class U	Without sales load	(5.59)%	5.23%	7.62%	7.40%
	With sales load	(7.96)%	4.35%	7.07%	6.86%
Class I		(4.12)%	6.89%	9.15%	8.91%
S&P 500 Total Return Index		3.99%	11.66%	12.10%	11.94%

(1)	AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares commenced operations on May 23, 2011. Redemption fees are a 1% of amount redeemed, if sold within 90 days.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Defensive Growth Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Defensive Growth Fund, which will not invest in certain securities comprising this index.

8

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

June 30, 2016

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST INCOME TRENDS FUND CLASS A SHARES AND THE BARCLAYS AGGREGATE BOND INDEX (Unaudited)

Average Annual Total Return

		One Year	Three Year	Five Year	Commencement of Operations
					through June 30, 2016 (1)
Class A	Without sales load	(11.80)%	(3.51)%	(1.25)%	0.29%
	With sales load	(15.34)%	(4.80)%	(2.08)%	(0.40)%
Class U	Without sales load	(12.14)%	(3.95)%	(1.71)%	(0.20)%
	With sales load	(13.94)%	(4.60)%	(2.13)%	(0.53)%
Class I		(10.91)%	(2.68)%	(0.55)%	0.96%
Barclays Aggregate Bond Index		6.00%	4.06%	3.76%	3.78%

(1)	AmericaFirst Income Trends Fund Class A, Class U and Class I shares commenced operations on July 1, 2010.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Income Trends Fund Class A shares versus the Barclays Aggregate Bond Index. The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).  Investors cannot invest directly in an index or benchmark.

As with any fund, save an index fund, that commonly compares its performance to the Barclays Aggregate Bond Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Income Trends Fund, which will not invest in certain securities comprising this index.

9

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

June 30, 2016

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST TACTICAL ALPHA FUND* CLASS A SHARES AND THE S&P 500 TOTAL RETURN INDEX (Unaudited)

$22,000
$20,000
$18,000
$16,000
$14,000
$12,000
$10,000
$8,000
$21,728
$12,708
$12,069
2/26/10
6/30/10
12/31/10
6/30/11
12/31/11
6/30/12
12/31/12
6/30/13
12/31/13
6/30/14
12/31/14
6/30/15
12/31/15
6/30/16
Class A with Sales Load
Class A without Sales Load
S&P 500 Total Return Index

Average Annual Total Return

		1 Year	3 Year	5 Year	Commencement of Operations
					through June 30, 2016 (1)
Class A	Without sales load	1.37%	8.51%	3.31%	3.85%
	With sales load	(3.73)%	6.67%	2.25%	3.01%
Class U	Without sales load	0.79%	7.98%	2.78%	3.31%
	With sales load	(1.71)%	7.09%	2.27%	2.90%
Class I (2)		2.83%	9.62%	4.14%	6.61%
S&P 500 Total Return Index		3.99%	11.66%	12.10%	13.02%

(1)	AmericaFirst Tactical Alpha Fund Class A and Class U shares commenced operations on February 26, 2010. Benchmark since inception return assumes inception date of February 26, 2010.
(2)	AmericaFirst Tactical Alpha Fund Class I commenced operations on July 12, 2010.

* Formerly known as AmericaFirst Absolute Return Fund.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Tactical Alpha Fund Class A shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Tactical Alpha Fund, which will not invest in certain securities comprising this index.

10

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

June 30, 2016

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST QUANTITATIVE STRATEGIES FUND AND THE S&P 500 TOTAL RETURN INDEX (Unaudited)

Average Annual Total Return

					Commencement of Operations
		One Year	Three Year	Five Year	through June 30, 2016
Class A (1)	Without sales load	(8.64)%	1.00%	3.42%	(0.41)%
	With sales load	(12.31)%	(0.35)%	2.58%	(0.88)%
Class C (1)	Without sales load	(9.43)%	0.26%	2.66%	(1.15)%
	With sales load	(10.33)%	(0.06)%	2.41%	(1.26)%
Class I (2)		(8.68)%	N/A	N/A	(7.39)%
S&P 500 Total Return Index		3.99%	11.66%	12.10%	5.98%

(1)	AmericaFirst Quantitative Strategies Fund Class A and Class C shares commenced operations on September 28, 2007. Benchmark since inception return assumes inception date of September 28, 2007.
(2)	AmericaFirst Quantitative Strategies Fund Class I shares commenced operations on December 31, 2014.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Quantitative Strategies Fund Class A and C Shares versus the S&P 500 Total Return Index. The S&P 500 Total Return Index by Standard and Poor’s Corp. is a capitalization-weighted index comprising 500 issues listed on various exchanges, representing the performance of the stock market generally. Please note that indices do not take into account any fees and expenses of investing in the individual securities that they track and individuals cannot invest directly in any index.

As with any fund, save an index fund, that commonly compares its performance to the S&P 500 Total Return Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Quantitative Strategies Fund, which will not invest in certain securities comprising this index.

11

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

June 30, 2016

COMPARISON OF A $10,000 INVESTMENT IN THE AMERICAFIRST SEASONAL TRENDS FUND CLASS A SHARES AND THE DOW JONES U.S. MODERATELY CONSERVATIVE PORTFOLIO INDEX (Unaudited)

$12,000
$11,500
$11,000
$10,500
$10,000
$9,500
$9,000
$8,500
$8,000
$7,500
$11,538
$10,168
$9,656
10/31/13
12/31/13
3/31/14
6/30/14
9/30/14
12/31/14
3/31/15
6/30/15
9/30/15
12/31/15
3/31/16
6/30/16
Class A with Sales Load
Class A without Sales Load
Dow Jones U.S. Moderately Conservative Portfolio Index

Average Annual Total Return

			Commencement of Operations
		1 Year	through June 30, 2016 (1)
Class A	Without sales load	0.42%	0.63%
	With sales load	(4.61)%	(1.31)%
Class U	Without sales load	(0.11)%	0.13%
	With sales load	(2.64)%	(0.83)%
Class I (2)		0.93%	1.13%
Dow Jones U.S. Moderately Conservative Portfolio Index		3.97%	5.52%

(1)	AmericaFirst Seasonal Trends Fund Class A, Class U, and Class I shares commenced operations on October 31, 2013. Benchmark since inception return assumes inception date of October 31, 2013.

The performance information quoted in this annual report assumes the reinvestment of all dividend and capital gain distributions, if any, and represents past performance, which is not a guarantee of future results. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Updated performance data current to the most recent month-end can be obtained by calling 1-877-217-8363.

The above graph depicts the performance of the AmericaFirst Seasonal Trends Fund Class A shares versus the Dow Jones U.S. Moderately Conservative Portfolio Index. The Dow Jones U.S. Moderately Conservative Portfolio Index This index is a weighted average of other stock, bond, and cash indexes. It is reconstructed monthly and represents 40% of the risk of the U.S. equities market. The equities position (which is close to 40% of the portfolio) is constructed by equally weighting six Dow Jones U.S. Style Indexes (Large Growth, Large Value, Mid Growth, Mid Value, Small Growth and Small Value). The bond and cash position (which is close to 60% of the portfolio) is composed of various Barclays U.S. fixed income indexes.

As with any fund, save an index fund, that commonly compares its performance to the Dow Jones U.S. Moderately Conservative Portfolio Index, such a comparison may be said to be inappropriate because of the dissimilarity between the Fund’s investments and the securities comprising the index; so too with the AmericaFirst Seasonal Trends Fund, which will not invest in certain securities comprising this index.

12

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)

Total Fund operating expense ratios as stated in the Fund’s prospectus dated June 6, 2016 were as follows:
AmericaFirst Defensive Growth Fund Class A, gross of fee waivers or expense reimbursements	2.94%
AmericaFirst Defensive Growth Fund Class A, after waiver and reimbursement	2.94%
AmericaFirst Defensive Growth Fund Class U, gross of fee waivers or expense reimbursements	3.68%
AmericaFirst Defensive Growth Fund Class U, after waiver and reimbursement	3.64%
AmericaFirst Defensive Growth Fund Class I, gross of fee waivers or expense reimbursements	2.68%
AmericaFirst Defensive Growth Fund Class I, after waiver and reimbursement	2.63%

AmericaFirst Income Trends Fund Class A, gross of fee waivers or expense reimbursements	2.42%
AmericaFirst Income Trends Fund Class A, after waiver and reimbursement	2.42%
AmericaFirst Income Trends Fund Class U, gross of fee waivers or expense reimbursements	3.17%
AmericaFirst Income Trends Fund Class U, after waiver and reimbursement	2.95%
AmericaFirst Income Trends Fund Class I, gross of fee waivers or expense reimbursements	2.17%
AmericaFirst Income Trends Fund Class I, after waiver and reimbursement	1.65%

AmericaFirst Tactical Alpha Fund Class A, gross of fee waivers or expense reimbursements

AmericaFirst Tactical Alpha Fund Class A, after fee waiver and reimbursements

AmericaFirst Tactical Alpha Fund Class U, gross of fee waivers or expense reimbursements

AmericaFirst Tactical Alpha Fund Class U, after fee waiver and reimbursements

AmericaFirst Tactical Alpha Fund Class I, gross of fee waivers or expense reimbursements

AmericaFirst Tactical Alpha Fund Class I, after fee waiver and reimbursements

3.38% 2.89% 4.13% 3.39% 3.10% 2.18%
AmericaFirst Quantitative Strategies Fund Class A, gross of fee waivers or expense reimbursements	1.92%
AmericaFirst Quantitative Strategies Fund Class A, after waiver and reimbursement	1.77%
AmericaFirst Quantitative Strategies Fund Class C, gross of fee waivers or expense reimbursements	2.67%
AmericaFirst Quantitative Strategies Fund Class C, after waiver and reimbursement	2.52%

AmericaFirst Quantitative Strategies Fund Class I, gross of fee waivers or expense reimbursements

AmericaFirst Quantitative Strategies Fund Class I, after fee waiver and reimbursements

AmericaFirst Seasonal Trends Fund Class A, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class A, after fee waiver and reimbursements

AmericaFirst Seasonal Trends Fund Class U, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class U, after fee waiver and reimbursements

AmericaFirst Seasonal Trends Fund Class I, gross of fee waivers or expense reimbursements

AmericaFirst Seasonal Trends Fund Class I, after fee waiver and reimbursements

1.63% 1.63% 2.51% 2.47% 3.25% 2.97% 2.24% 1.97%
The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Defensive Growth Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.94% for Class I shares of the AmericaFirst Defensive Growth Fund’s average daily net assets through February 4, 2017. Total Gross Operating Expenses during the year ended June 30, 2016 were 3.11% for Class A, 3.63% for Class U, and 2.62% for Class I of the AmericaFirst Defensive Growth Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the AmericaFirst Income Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.20% for Class A shares, 2.70% for Class U shares, and 1.40% for Class I shares of the AmericaFirst Income Trends Fund’s average daily net assets through February 4, 2017. Total Gross Operating Expenses during the year ended June 30, 2016 were 3.27% for Class A, 3.73% for Class U, and 2.68% for Class I of the AmericaFirst Income Trends Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Tactical Alpha Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.74% for Class I shares of the AmericaFirst Tactical Alpha Fund’s average daily net assets through February 4, 2017. Total Gross Operating Expenses during the year ended June 30, 2016 were 4.68% for Class A, 5.20% for Class U, and 4.21% for Class I of the AmericaFirst Tactical Alpha Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Quantitative Strategies Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 1.50% for Class A shares, 2.25% for Class C shares, and 1.95% for Class I shares of the AmericaFirst Quantitative Strategies Fund’s average daily net assets through February 4, 2017. Total Gross Operating Expenses during the year ended June 30, 2016 were 2.29% for Class A, 3.05% for Class C, and 2.23% for Class I of the AmericaFirst Quantitative Strategies Fund. The Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain the Seasonal Trends Fund’s total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; costs of investing in underlying funds, and extraordinary expenses) at 2.45% for Class A shares, 2.95% for Class U shares, and 1.95% for Class I shares of the AmericaFirst Seasonal Trends Fund’s average daily net assets through February 4, 2017. Total Gross Operating Expenses during the year ended June 30, 2016 were 3.57% for Class A, 4.10% for Class U, and 3.01% for Class I of the AmericaFirst Seasonal Trends Fund. Class I shares for all Funds except AmericaFirst Seasonal Trends do not exclude borrowing costs from the expense limitations noted. Please see the Information About Your Fund’s Expenses, the Financial Highlights and Notes to Financial Statements (Note 3) sections of this report for gross and net expense related disclosure during the year ended June 30, 2016.

13

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)(Continued)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, and redemption fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees; and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period (1/1/16) and held for the entire period through 6/30/16.

Actual Expenses

The first section of each table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period/year.

Hypothetical Example for Comparison Purposes

The second section of each table provides information about the hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. For more information on transactional costs, please refer to the Fund’s prospectus.

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2016 through June 30, 2016

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Defensive Growth Fund Class A (-1.57%)	$ 1,000.00	$ 984.30	$ 16.63
AmericaFirst Defensive Growth Fund Class U (-1.79%)	1,000.00	982.10	18.69
AmericaFirst Defensive Growth Fund Class I (-1.00%)	1,000.00	990.00	11.78
Hypothetical 5% Fund Return	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Defensive Growth Fund Class A	$ 1,000.00	$ 1,008.10	$ 16.83
AmericaFirst Defensive Growth Fund Class U	1,000.00	1,006.00	18.92
AmericaFirst Defensive Growth Fund Class I	1,000.00	1,013.02	11.92

*	Expenses are equal to the Fund’s annualized expense ratios of 3.37%, 3.79% and 2.38% for the AmericaFirst Defensive Growth Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
14

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited)(Continued)

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2016 through June 30, 2016

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Income Trends Fund Class A (-5.71%)	$ 1,000.00	$ 942.90	$ 13.73
AmericaFirst Income Trends Fund Class U (-5.83%)	1,000.00	941.70	14.47
AmericaFirst Income Trends Fund Class I (-5.17%)	1,000.00	948.30	7.39
Hypothetical 5% Fund Return	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Income Trends Fund Class A	$ 1,000.00	$ 1,010.73	$ 14.21
AmericaFirst Income Trends Fund Class U	1,000.00	1,010.96	14.98
AmericaFirst Income Trends Fund Class I	1,000.00	1,017.28	7.65

*	Expenses are equal to the Fund’s annualized expense ratios of 2.84%, 3.00% and 1.52% for the AmericaFirst Income Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2016 through June 30, 2016

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Tactical Alpha Fund Class A (4.31%)	$ 1,000.00	$1,043.10	$ 14.07
AmericaFirst Tactical Alpha Fund Class U (3.97%)	1,000.00	1,039.70	15.65
AmericaFirst Tactical Alpha Fund Class I (5.37%)	1,000.00	1,053.70	11.07
Hypothetical 5% Fund Return	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Tactical Alpha Fund Class A	$ 1,000.00	$ 1,011.09	$ 13.85
AmericaFirst Tactical Alpha Fund Class U	1,000.00	1,009.52	15.42
AmericaFirst Tactical Alpha Fund Class I	1,000.00	1,014.08	10.86

*	Expenses are equal to the Fund’s annualized expense ratios of 2.77%, 3.09% and 2.17% for the AmericaFirst Tactical Alpha Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.
15

AMERICAFIRST QUANTITATIVE FUNDS	ANNUAL REPORT

EXPENSE EXAMPLE

Information About Your Fund’s Expenses (Unaudited) (Continued)

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2016 through June 30, 2016

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Quantitative Strategies Fund Class A (-2.44%)	$ 1,000.00	$ 975.60	$ 9.86
AmericaFirst Quantitative Strategies Fund Class C (-2.82%)	1,000.00	971.80	12.94
AmericaFirst Quantitative Strategies Fund Class I (-2.39%)	1,000.00	976.10	13.50
Hypothetical 5% Fund Return	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Quantitative Strategies Fund Class A	$ 1,000.00	$ 1,014.88	$ 10.06
AmericaFirst Quantitative Strategies Fund Class C	1,000.00	1,011.74	13.20
AmericaFirst Quantitative Strategies Fund Class I	1,000.00	1,011.20	13.74

*	Expenses are equal to the Fund’s annualized expense ratios of 2.01%, 2.64%, and 2.75% for the AmericaFirst Quantitative Strategies Fund Class A, Class C, and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Expenses and Value of a $1,000 Investment for the six month period from January 1, 2016 through June 30, 2016

Actual Fund Return (in parentheses)	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Seasonal Trends Fund Class A (9.09%)	$ 1,000.00	$ 1,090.90	$ 12.25
AmericaFirst Seasonal Trends Fund Class U (8.83%)	1,000.00	1,088.30	14.84
AmericaFirst Seasonal Trends Fund Class I (9.43%)	1,000.00	1,094.30	7.12
Hypothetical 5% Fund Return	Beginning Account Value 1/1/16	Ending Account Value 6/30/16	Expenses Paid During Period*
AmericaFirst Seasonal Trends Fund Class A	$ 1,000.00	$ 1,013.14	$ 11.80
AmericaFirst Seasonal Trends Fund Class U	1,000.00	1,010.65	14.29
AmericaFirst Seasonal Trends Fund Class I	1,000.00	1,018.07	6.86

*	Expenses are equal to the Fund’s annualized expense ratios of 2.36%, 2.86% and 1.37% for the AmericaFirst Seasonal Trends Fund Class A, Class U and Class I shares, respectively; multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

For more information on Fund expenses, please refer to the Fund’s prospectus, which can be obtained from your investment representative or by calling 1-877-217-8363. Please read it carefully before you invest or send money.

16

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS
June 30, 2016
Shares		Value
	COMMON STOCK - 98.0%
	BEVERAGES - 11.4%
9,669	Boston Beer Co., Inc. * (a)	$ 1,653,689
10,646	Coca-Cola Bottling Co. (a)	1,569,966
43,863	Coca-Cola Co. (a)	1,988,310
38,322	Coca-Cola Enterprises, Inc. (a)	1,367,712
20,421	Dr Pepper Snapple Group, Inc. (a)	1,973,281
18,939	PepsiCo, Inc. (a)	2,006,398
		10,559,356
	BIOTECHNOLOGY - 6.3%
6,345	Biogen, Inc. * (a)	1,534,348
19,141	Gilead Sciences, Inc. (a)	1,596,742
45,216	Myriad Genetics, Inc. * (a)	1,383,610
12,762	United Therapeutics Corp. * (a)	1,351,751
		5,866,451
	COMMERCIAL SERVICES - 1.6%
39,835	INC Research Holdings, Inc. * (a)	1,518,909

	COSMETICS/PERSONAL CARE - 2.1%
21,359	Estee Lauder Cos., Inc. (a)	1,944,096

	ELECTRIC - 7.7%
36,384	Black Hills Corp. (a)	2,293,647
228,400	Calpine Corp. * (a)	3,368,900
43,610	OGE Energy Corp. (a)	1,428,228
		7,090,775
	ELECTRONICS - 2.2%
45,558	Agilent Technologies, Inc. (a)	2,020,953

	ENGINEERING & CONSTRUCTION - 0.4%
3,194	SBA Communications Corp. * (a)	344,760

	FOOD - 15.9%
40,328	Cal-Maine Foods, Inc. (a)	1,787,337
35,109	Campbell Soup Co. (a)	2,335,802
90,847	Flowers Foods, Inc. (a)	1,703,381
32,583	General Mills, Inc. (a)	2,323,820
21,168	Hershey Co. (a)	2,402,356
15,310	JM Smucker Co. (a)	2,333,397
57,361	Whole Foods Market, Inc. (a)	1,836,699
		14,722,792
	GAS - 6.6%
24,261	AGL Resources, Inc. (a)	1,600,498
12,458	Sempra Energy (a)	1,420,461
68,356	UGI Corp. (a)	3,093,109
		6,114,068

The accompanying notes are an integral part of these financial statements.

17

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016
Shares		Value
	HEALTHCARE-SERVICES - 18.0%
13,621	Anthem, Inc. (a)	$ 1,788,982
45,185	Centene Corp. * (a)	3,224,853
27,494	HCA Holdings, Inc. * (a)	2,117,313
24,881	ICON PLC * (a)	1,741,919
26,225	LifePoint Health, Inc. * (a)	1,714,328
26,704	MEDNAX, Inc. * (a)	1,934,171
31,818	Molina Healthcare, Inc. * (a)	1,587,718
23,617	WellCare Health Plans, Inc. * (a)	2,533,632
		16,642,916
	PHARMACEUTICALS - 16.3%
18,998	AmerisourceBergen Corp. (a)	1,506,921
21,568	Cardinal Health, Inc. (a)	1,682,520
22,517	Express Scripts Holding Co. * (a)	1,706,789
34,995	Herbalife Ltd. * (a)	2,048,257
23,966	Mead Johnson Nutrition Co. (a)	2,174,915
56,947	Natural Health Trends Corp. (a)	1,605,336
58,948	Pfizer, Inc. (a)	2,075,559
34,192	VCA, Inc. * (a)	2,311,721
		15,112,018
	RETAIL - 2.5%
50,401	Nu Skin Enterprises, Inc. (a)	2,328,022

	TELECOMMUNICATIONS - 7.0%
111,907	CenturyLink, Inc. (a)	3,246,422
21,304	Level 3 Communications, Inc. * (a)	1,096,943
39,119	Verizon Communications, Inc. (a)	2,184,405
		6,527,770

	TOTAL COMMON STOCK (Cost - $87,539,834)	90,792,886

	SHORT-TERM INVESTMENT - 1.2%
	MONEY MARKET FUND - 1.2%
1,154,184	Dreyfus Cash Management, Institutional Shares - 0.30% **
	TOTAL SHORT-TERM INVESTMENT (Cost - $1,154,184)	1,154,184

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 99.2% (Cost - $88,694,018) (b)	$ 91,947,070
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (24.4) % (Proceeds - $18,499,110) (b)	(22,577,235)
	OTHER ASSETS LESS LIABILITIES - 25.2%	23,301,932
	NET ASSETS - 100.0%	$ 92,671,767

The accompanying notes are an integral part of these financial statements.

18

AmericaFirst Defensive Growth Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016
Shares			Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (24.4) %
	COMMON STOCK - (24.4) %
	INTERNET - (1.7) %
(476,023)	Groupon, Inc.		$ (1,547,075)

	IRON/STEEL - (2.0) %
(112,408)	United States Steel Corp.		(1,895,199)

	LODGING - (1.9) %
(19,669)	Wynn Resorts Ltd.		(1,782,798)

	MINING - (17.2) %
(188,178)	Freeport McMoran, Inc.		(2,096,303)
(116,052)	Goldcorp, Inc.		(2,220,074)
(36,106)	Royal Gold, Inc.		(2,600,354)
(113,322)	Silver Wheaton Corp.		(2,666,467)
(239,683)	Teck Resources Ltd.		(3,156,625)
(600,557)	Yamaha Gold, Inc.		(3,122,896)
			(15,862,719)
	RETAIL - (1.6) %
(72,268)	Kate Spade & Co. *		(1,489,444)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $18,499,110)		$ (22,577,235)

PLC - Public Limited Company
* Non-income producing security.
** The rate shown represents the rate at June 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $70,326,612 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 8,671,842
		Unrealized depreciation:	(9,628,619)
		Net unrealized depreciation:	$ (956,777)

The accompanying notes are an integral part of these financial statements.

19

AmericaFirst Defensive Growth Fund
June 30, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):
	Value	Percentage
HEALTHCARE-SERVICES	$ 16,642,916	24.0%
PHARMACEUTICALS	15,112,018	21.8%
FOOD	14,722,792	21.2%
BEVERAGES	10,559,356	15.2%
ELECTRIC	7,090,775	10.2%
TELECOMMUNICATIONS	6,527,770	9.4%
GAS	6,114,068	8.8%
BIOTECHNOLOGY	5,866,451	8.5%
ELECTRONICS	2,020,953	2.9%
COSMETICS/PERSONAL CARE	1,944,096	2.8%
COMMERICAL SERVICES	1,518,909	2.2%
MONEY MARKET FUND	1,154,184	1.7%
RETAIL, NET	838,578	1.2%
ENGINEERING & CONSTRUCTION	344,760	0.5%
INTERNET	(1,547,075)	-2.2%
LODGING	(1,782,798)	-2.6%
IRON/STEEL	(1,895,199)	-2.7%
MINING	(15,862,719)	-22.9%
Total Portfolio Holdings	$ 69,369,835	100.0%

The percentages in the above table are based on market value of the Fund's portfolio holdings as of June 30, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

20

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS
	June 30, 2016
Shares		Value
	COMMON STOCK - 72.9%
	ADVERTISING - 0.5%
1,017	Omnicom Group	$ 82,875

	AEROSPACE/DEFENSE 1.8%
765	Boeing Co.	99351
414	Lockheed Martin Corp	102742
855	United Tech Corp.	87,680
		289,773
	AGRICULTURE - 2.4%
1,961	Altria Group, Inc.	135,230
1,504	Philip Morris International, Inc.	152,987
2,014	Reynolds American Inc.	108,615
		396,832
	BANKS - 6.1%
1,278	Bank of Hawaii Corp.	87,926
2,284	Bank of Montreal	144,783
1,317	JP Morgan Chase	81,838
2,347	Royal Bank of Canada	138,684
1,741	Wells Fargo and Co.	82,402
35,000	UBS Group *	453,600
		989,233
	BEVERAGES -1.2%
2,191	Coca Cola Co.	99,318
891	Pepsi Co.	94,393
		193,711
	CHEMICALS - 4.1%
3,406	CF Industries Holdings, Inc.	82,085
2,247	Dow Chemical Co.	111,698
1,418	LyondellBasell Industries NV	105,527
17,307	Potash Corp of Saskatchewan, Inc.	281,066
815	Praxair, Inc.	91,598
		671,974
	COMMERCIAL SERVICES - 0.6%
5,691	Western Union Co.	109,153

	COMPUTERS - 2.9%
789	International Business Machines Corp.	119,754
9,761	Seagate Technology PLC	237,778
2,277	Western Digital Corp.	107,611
		465,143

	COSMETICS/PERSONAL CARE - 0.7%
1,322	Procter & Gamble Co.	111,934

	DISTRIBUTION/WHOLESALE - 0.5%
1,893	Fastenal Co.	84,030

	DIVERSIFIED FINANCIAL SERVICES - 3.4%
2,882	Eaton Vance Corp	101,850
3,498	Federated Investors, Inc.	100,672
8,660	NorthStar Asset Management Group, Inc.	88,418
1,207	T Rowe Price Group, Inc.	88,075
9,753	Waddell & Reed Financial, Inc.	167,947
		546,962

The accompanying notes are an integral part of these financial statements.

21

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Shares		Value
	ELECTRIC - 2.7%
2,895	Public Service Enterprise Group, Inc.	$ 134,936
2,445	Emerson Electric Co.	127,531
4,154	Garmin Ltd	176,213
		438,680
	FOOD - 3.1%
4,604	Cal-Maine Foods, Inc.	204,049
4,585	Flowers Foods, Inc.	85,969
1,557	General Mills, Inc.	111,045
900	Hershey Co.	102,141
		503,204
	HOME FURNISHINGS - 0.6%
1,945	Leggett & Platt, Inc.	99,409

	HOUSEWARES - 1.0%
2,789	Tupperware Brands Corp.	156,965

	INSURANCE - 5.0%
1,272	Aflac, Inc.	91,788
2,340	First American Financial Corp.	94,115
2,197	MetLife, Inc.	87,507
6,641	Old Republic International Corp.	128,105
2,431	Principal Financial Group, Inc.	99,938
1,397	Prudential Financial, Inc.	99,662
3,346	Sun Life Financial, Inc.	109,849
5,291	Symantec Corp.	108,677
		819,641
	LODGING - 1.1%
4,151	Las Vegas Sands Corp.	180,527

	MACHINERY-DIVERSIFIED - 1.4%
1,234	Cummins, Inc.	138,751
781	Rockwell Automation, Inc.	89,674
		228,425
	MANUFACTURING - 1.1%
518	3M Co.	90,712
1,323	Dover Corp.	91,710
		182,422
	MINING - 0.7%
1,450	Compass Minerals International, Inc.	107,576

	OFFICE EQUIPMENT - 0.7%
6,258	Pitney Bowes, Inc.	111,392

The accompanying notes are an integral part of these financial statements.

22

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Shares		Value
	OIL & GAS - 3.9%
4,004	HollyFrontier Corp.	$ 95,175
2,814	Oceaneering International, Inc.	84,026
1,099	Phillips 66	87,195
1658	Valero Energy Corp.	84,558
13,944	Western Refining, Inc.	287,668
		638,622
	PACKAGING & CONTAINERS - 0.7%
1,640	Packaing Corp. of America	109,765

	PHARMACEUTICALS - 2.8%
1,965	AbbVie, Inc.	121,653
836	Johnson & Johnson	101,407
1,988	Merck & Co., Inc.	114,529
3,428	Pfizer, Inc.	120,700
		458,289
	PIPELINES - 2.9%
1,625	EQT Midstream Partners LP	130,488
5,131	MPLX LP	172,556
2,118	Magellan Midstream Partners LP	160,968
		464,012
	REITS - 0.6%
1,391	Taubman Centers, Inc.	103,212

	RETAIL - 12.1%
6,626	American Eagle Outfitters, Inc.	105,552
3,038	Best Buy Co.	92,963
1,912	Brinker International, Inc.	87,053
3,435	Coach, Inc.	139,942
746	Cracker Barrel Old Country Store, Inc.	127,917
5,064	DSW, Inc.	107,256
5,625	Game Stop Corp.	149,513
6,546	Gap, Inc.	138,906
954	Genuine Parts Co.	96,593
1,304	MSC Insutrial Direct Co.	92,010
3,971	Macy's, Inc.	133,465
791	McDonalds Corp.	95,189
2,511	Nordstrom, Inc.	95,544
2,985	NuSkin Enterprises, Inc.	137,877
2,512	Outerwall, Inc.	105,504
31,963	Pier 1 Imports, Inc.	164,290
1,447	WalMart Stores, Inc.	105,660
		1,975,234
	SEMICONDUCTORS - 3.5%
1,570	Analog Devices, Inc.	88,925
2,833	Intel Corp.	92,922
1,891	Linear Tech Corp.	87,988
2,251	Qualcomm Corp.	120,586
1,438	Texas Instruments, Inc.	90,091
1,764	Xilinx, Inc.	81,373
		561,885

The accompanying notes are an integral part of these financial statements.

23

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Shares		Value
	SOFTWARE - 1.4%
3,461	CA, Inc.	$ 113,625
1,868	Paychex, Inc.	111,146
		224,771
	TELECOMMUNICATIONS - 0.6%
3,405	Cisco Systems, Inc.	97,689

	TOYS - 0.5%
1,012	Hasbro, Inc.	84,998

	TRANSPORTATION - 2.3%
1,194	CH Robinson Worldwide, Inc.	88,655
3,431	CSX Corp.	89,480
1,077	Union Pacific Corp.	93,968
948	UPS, Inc.	102,119
		374,222

	TOTAL COMMON STOCK (Cost - $11,916,035)	11,862,560
Principal
	BONDS & NOTES - 26.9%
	COMMERCIAL SERVICES - 2.4%
$ 400,000	Rent-A-Center, Inc., 6.625%, 11/15/20 (a)	383,000

	DIVERSIFIED FINANCIAL SERVICES - 1.9%
315,000	Navient Corp., 5.50%, 1/15/19 (a)	316,780

	ELECTRIC - 6.2%
330,000	Calpine Corp., 5.75%, 1/15/25 (a)	322,162
400,000	GenOn Energy, Inc., 9.875%, 10/15/20	286,000
400,000	NRG Energy, Inc., 6.625%, 3/15/23	396,000
		1,004,162
	ENTERTAINMENT - 1.8%
300,000	AMC Entertainment, Inc., 5.75%, 6/15/25 (a)	300,000

	HEALTHCARE-SERVICES - 1.9%
300,000	Tenet Healthcare Corp., 8.125%, 4/1/22	308,940

	HOLDING COMPANIES-DIVERSIFIED - 1.9%
300,000	Leucadia National Corp., 5.50%, 10/18/23 (a)	305,782

	LODGING - 2.0%
300,000	MGM Resorts International, 6.625%, 12/15/21 (a)	327,750

The accompanying notes are an integral part of these financial statements.

24

	AmericaFirst Income Trends Fund
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Principal		Value
	OIL & GAS - 2.9%
$ 660,000	Chesapeake Energy Corp., 6.625%, 8/15/20 (a)	$ 466,950

	RETAIL - 1.9%
300,000	QVC, Inc, 4.375%, 3/15/23 (a)	302,293

	TELECOMMUNICATIONS - 4.0%
370,000	Sprint Corp., 7.25%, 9/15/21 (a)	317,275
340,000	Windstream Services LLC, 7.75%, 10/15/20 (a)	334,900
		652,175

	TOTAL BONDS & NOTES (Cost - $3,948,812)	4,367,832

Shares	SHORT-TERM INVESTMENT - 0.4%
	MONEY MARKET FUND - 0.4%
66,276	Dreyfus Cash Management, Institutional Shares - 0.30% **	66,276
	TOTAL SHORT-TERM INVESTMENT ( Cost - $66,276)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.2% (Cost - $15,931,123) (b)	$ 16,296,668
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (10.3) % (Proceeds - $1,469,280) (b)	(1,680,630)
	OTHER ASSETS LESS LIABILITIES - 10.1%	1,650,582
	NET ASSETS - 100.0%	$ 16,266,620

	INVESTMENTS IN SECURITIES SOLD SHORT* - (10.3) %
	COMMON STOCK - (1.6) %
	TRANSPORTATION - (1.6)
(17,000)	Golar LNG Ltd	(263,500)
	TOTAL COMMON STOCK SOLD SHORT (Proceeds $283,038)

	REAL ESTATE INVESTMENT TRUSTS - (8.7) %
(16,000)	American Capital Agency Corp.	(317,120)
(21,000)	Hatteras Financial Corp.	(344,400)
(26,000)	New Residential Investment Corp.	(359,840)
(19,000)	Senior Housing Properties Trust	(395,770)
	TOTAL REAL ESTATE INVESTMENT TRUSTS SOLD SHORT (Proceeds $1,186,242)	(1,417,130)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds $1,469,280)	$ (1,680,630)

LLC - Limited Liability Company.
LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at June 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $14,460,018 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 740,780
	Unrealized depreciation:	(584,760)
	Net unrealized appreciation:	$ 156,020

The accompanying notes are an integral part of these financial statements.

25

	AmericaFirst Income Trends Fund
	June 30, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):
	Value	Percentage
RETAIL, NET	$ 2,277,527	15.6%
ELECTRIC, NET	1,442,842	9.9%
OIL & GAS, NET	1,105,572	7.6%
BANKS	989,233	6.8%
DIVERSIFIED FINANCIAL SERVICES, NET	863,742	5.9%
INSURANCE	819,641	5.6%
TELECOMMUNICATIONS, NET	749,864	5.1%
CHEMICALS	671,974	4.6%
SEMICONDUCTORS	561,885	3.8%
LODGING, NET	508,277	3.5%
FOOD	503,204	3.4%
PHARMACEUTICALS	458,289	3.1%
COMMERCIAL SERVICES, NET	492,153	3.4%
COMPUTERS	465,143	3.2%
PIPELINES	464,012	3.2%
AGRICULTURE	396,832	2.7%
HEALTHCARE-SERVICES	308,940	2.1%
HOLDING COMPANIES-DIVERSIFIED	305,782	2.1%
ENTERTAINMENT	300,000	2.1%
AEROSPACE/DEFENSE	289,773	2.0%
MACHINERY-DIVERSIFIED	228,425	1.6%
SOFTWARE	224,771	1.5%
BEVERAGES	193,711	1.3%
MANUFACTURING	182,422	1.3%
HOUSEWARES	156,965	1.1%
COSMETICS/PERSONAL CARE	111,934	0.8%
OFFICE EQUIPMENT	111,392	0.8%
TRANSPORTATION, NET	110,722	0.8%
PACKAGING & CONTAINERS	109,765	0.8%
MINING	107,576	0.7%
HOME FURNISHINGS	99,409	0.7%
TOYS	84,998	0.6%
DISTRIBUTION/WHOLESALE	84,030	0.6%
ADVERTISING	82,875	0.6%
MONEY MARKET FUND	66,276	0.5%
REAL ESTATE INVESTMENT TRUST, NET	(1,313,918)	-9.0%
Total Portfolio Holdings	$ 14,616,038	100.0%

The percentages in the above table are based on market value of the Fund's portfolio holdings as of June 30, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

26

	AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
	SCHEDULE OF INVESTMENTS
	June 30, 2016
Shares		Value
	COMMON STOCK - 71.9%
	BEVERAGES - 6.1%
14,204	Cia Cervercias Unidas SA - ADR (a)	$ 331,521
3,796	Coca Cola - ADR (a)	314,916
		646,437
	CHEMICALS - 9.1%
2,204	Air Product and Chemicals, Inc. (a)	313,056
2,832	PPG Industries, Inc. (a)	294,952
16,451	Ultrapar Participacoes SA - ADR (a)	362,087
		970,095
	DIVERSIFIED FINANCIAL SERVICES - 7.0%
4,194	American Express Co. (a)	254,827
4,986	Discover Financial Services (a)	267,200
6,414	Nelnet, Inc. (a)	222,887
		744,914
	ELECTRIC - 2.4%
9,994	Korea Electric Power Corp. - ADR (a)	259,144

	ELECTRONICS - 2.2%
21,826	GoPro Inc. (a)*	235,939

	ENGINEERING & CONSTRUCTION - 8.4%
12,121	Aegion Corp. (a)*	236,481
3,622	Grupo Aeroportuario - ADR (a)	371,726
12,654	MasTec, Inc. (a)*	282,437
		890,644
	HOME FURNISHINGS -2.6%
13,067	Select Comfort Corp. (a)*	279,372

	INSURANCE - 5.3%
1,286	Everest Re Group Ltd (a)	234,914
5,784	Primerica, Inc. (a)	331,076
		565,990
	INTERNET - 2.0%
65,366	Groupon, Inc. (a)*	212,440

	METAL FABRICATION - 2.2%
7,610	Timken Co. (a)	233,323

	MANUFACTURING - 1.8%
4,374	EnPro Industries, Inc. (a)	194,162

	OIL & GAS - 5.2%
3,921	China Petroleum and Chemicals - ADR (a)	282,312
3,910	PetroChina Co. Ltd. - ADR (a)	265,567
		547,879
	PACKAGING & CONTAINERS - 6.4%
4,473	Ball Corp. (a)	323,353
5,274	Packaging Corp of America (a)	352,989
		676,342

The accompanying notes are an integral part of these financial statements.

27

	AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Shares		Value
	RETAIL - 4.7%
3,080	Childrens Place, Inc. (a)	$ 246,954
12,263	Finish Line, Inc. (a)	247,590
		494,544

	TELECOMMUNICATIONS - 4.0%
4,877	China Telecom Corp. Ltd. - ADR (a)	219,416
19,650	China Unicom Hong Kong Ltd. - ADR (a)	204,557
		423,973
	TRANSPORTATION - 2.5%
6,218	Atlas Air Worldwide Holdings (a)*	257,550

	TOTAL COMMON STOCK (Cost - $7,499,281)	7,632,748

	EXCHANGE-TRADED FUNDS - 13.0%
50,643	iShares Silver Trust (a)*	904,990
16,096	PowerShares Emerging Markets Sovereign Debt Portfolio	476,120
10	United States Natural Gas Fund LP (a)*	86
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $1,161,451)	1,381,196

	REAL ESTATE INVESTMENT TRUSTS - 13.8%
5,496	American Campus Communities, Inc. (a)	290,573
6,207	DuPont Fabros Technology, Inc. (a)	295,081
5,540	National Retail Properties, Inc. (a)	286,529
13,964	Physicians Realty Trust (a)	293,383
10,017	STORE Capital Corp. (a)	295,001
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $1,280,609)	1,460,567

	SHORT-TERM INVESTMENT - 1.7%
	MONEY MARKET FUND - 1.7%
185,583	Dreyfus Cash Management, Institutional Shares - 0.30% **
	TOTAL SHORT-TERM INVESTMENT (Cost - $185,583)	185,583

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.4% (Cost - $10,126,924) (b)	$ 10,660,094
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (10.6) % (Proceeds - $1,046,779) (b)	(1,121,417)
	OTHER ASSETS LESS LIABILITIES - 10.2%	1,075,604
	NET ASSETS - 100.0%	$ 10,614,281

The accompanying notes are an integral part of these financial statements.

28

	AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
	SCHEDULE OF INVESTMENTS (Continued)
	June 30, 2016
Shares		Value
	INVESTMENTS IN SECURITIES SOLD SHORT* - (10.6) %
	COMMON STOCK - (10.6) %
	AUTO MANUFACTURERS - (2.5) %
(7,706)	Tata Motors Ltd - ADR	$ (267,167)

	ELECTRIC - (2.1) %
(8,632)	Korea Electric Power Corp. - ADR	(223,828)

	IRON/STEEL - (2.0)%
(4,710)	POSCO -ADR	(209,595)

	TELECOMMUNICATIONS - (4.0) %
(16,972)	China Unicom Hong Kong Ltd. - ADR	(176,678)
(5,184)	Nippon Telegraph & Telephone Corp. - ADR	(244,063)
		(420,741)

	TOTAL COMMON STOCK (Proceeds - $1,046,646)	(1,121,331)

	EXCHANGE-TRADED FUND - (0.0) %
(10)	United States Natural Gas Fund LP *	(86)
	TOTAL EXCHANGE-TRADED FUND (Proceeds - $133)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (10.5%) (Proceeds - $1,046,779)	(1,121,417)

ADR - American Depositary Receipt.
LP - Limited Partnership.
* Non-income producing security.
** The rate shown represents the rate at June 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at June 30, 2016.
(b) Represent cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $9,101,510 and differs from market value by new unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation:	$ 931,202
	Unrealized depreciation:	(494,035)
	Net unrealized appreciation:	$ 437,167

The accompanying notes are an integral part of these financial statements.

29

AmericaFirst Tactical Alpha Fund (Formerly AmericaFirst Absolute Return Fund)
June 30, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):
	Value	Percentage
REITS	$ 1,460,567	15.3%
EXCHANGE-TRADED FUNDS, NET	1,381,110	14.5%
CHEMICALS	970,095	10.2%
ENGINEERING & CONSTRUCTION	890,644	9.3%
DIVERSIFIED FINANCIAL SERVICES	744,914	7.8%
PACKAGING & CONTAINERS	676,342	7.1%
BEVERAGES	646,437	6.8%
INSURANCE	565,990	5.9%
OIL & GAS	547,879	5.7%
RETAIL	494,544	5.2%
HOME FURNISHINGS	279,372	2.9%
TRANSPORTATION	257,550	2.7%
ELECTRONICS	235,939	2.5%
METAL FABRICATION	233,323	2.4%
INTERNET	212,440	2.2%
MANUFACTURING	194,162	2.0%
MONEY MARKET FUND	185,583	1.9%
ELECTRIC, NET	35,316	0.4%
TELECOMMUNICATIONS, NET	3,232	0.0%
IRON/STEEL	(209,595)	-2.2%
AUTO MANUFACTURERS	(267,167)	-2.8%
Total Portfolio Holdings	$ 9,538,677	100.0%

The percentages in the above table are based on market value of the Fund's portfolio holdings as of June 30, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

30

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS
June 30, 2016
Shares		Value
	COMMON STOCK - 72.0%
	AIRLINES - 1.9%
80,929	American Airlines Group, Inc. *	$ 40,465
17,132	American Airlines Group, Inc. (a)	485,007
		525,472
	BIOTECHNOLOGY - 4.3%
1,669	Biogen, Inc. *	403,598
4,620	Gilead Sciences, Inc.	385,400
3,848	United Therapeautics Corp. *	407,580
		1,196,578
	COMPUTERS - 1.2%
12,905	NetApp, Inc. (a)	317,334

	DIVERSIFIED FINANCIAL SERVICES - 3.7%
5,691	American Express Co. (a)	345,785
6,770	Discover Financial Services (a)	362,804
8,699	Nelnet Inc.	302,290
		1,010,879
	ELECTRIC - 6.7%
25,320	Atlantica Yield PLC	470,446
29,173	Dynegy, Inc. *	502,942
12,072	First Energy Corp.	421,433
12,879	PNM Resources, Inc.	456,432
		1,851,253
	ELECTRONICS - 5.0%
29,605	GoPro, Inc. *	320,030
14,910	Sanmina Corp. * (a)	399,737
9,119	Tech Data Corp. *	655,200
		1,374,967
	ENGINEERING & CONSTRUCTION - 1.3%
3,410	SBA Communications Corp. *	368,075

	FOOD - 6.9%
8,352	Cal-Maine Foods, Inc. (a)	370,161
3,953	Ingredion, Inc.	511,558
6,167	Post Holdings, Inc. * (a)	509,949
4,890	TreeHouse Foods, Inc. * (a)	501,959
		1,893,627
	GAS - 1.8%
8,660	National Fuel Gas Co. (a)	492,581

	HEALTHCARE-PRODUCTS - 1.5%
6,280	LifePoint Health, Inc. *	410,524

	HOME FURNISHINGS - 1.4%
17,731	Select Comfort Corp. *	379,089

	INSURANCE - 5.3%
27,807	Assured Guaranty Ltd.	705,464
1,745	Everest Re Group Ltd. (a)	318,759
7,856	Primerica, Inc.	449,677
		1,473,900
	INTERNET - 2.4%
3,295	F5 Networks, Inc. *	375,103
88,717	Groupon, Inc. *	288,330
		663,433

The accompanying notes are an integral part of these financial statements.

31

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016
Shares		Value
	OIL & GAS - 4.0%
6,911	Tesoro Corp. (a)	$ 517,772
11,321	Valero Energy Corp.	577,371
		1,095,143
	RETAIL - 14.2%
42,921	American Eagle Outfitters, Inc.	683,731
22,218	Best Buy Co.	679,871
15,761	Big Lots, Inc.	789,784
4,187	Childrens Place, Inc.	335,714
16,644	Finish Line, Inc.	336,042
11,173	Nu Skin Enterprises, Inc. (a)	516,081
20,798	Urban Outfitters, Inc. *	571,945
		3,913,168
	TECHNOLOGY - 3.7%
32,061	Allscripts Healthcare Solutions, Inc. *	407,175
11,227	CA, Inc.	368,582
4,480	Synaptics, Inc. *	240,800
		1,016,557
	TELECOMMUNICATIONS- 6.7%
4,474	ATN International, Inc.	348,122
10,447	CenturyLink, Inc.	303,067
6,557	Level 3 Communications, Inc. *	337,620
12,566	Shenandoah Telecommunications Co. (a)	490,828
6,443	Verizon Communications, Inc.	359,777
		1,839,414

	TOTAL COMMON STOCK (Cost - $20,528,595)	19,821,994

	EXCHANGE-TRADED NOTE - 3.2%
18,989	iPath Bloomberg Sugar Subindex Total Return ETN *	889,255
	TOTAL EXCHANGE-TRADED NOTE (Cost - $676,599)	889,255

	EXCHANGE-TRADED FUNDS - 17.5%
30,000	iShares 20+ Year Treasury Bond ETF (a)	4,167,000
56,331	United States Oil Fund LP * (a)	651,750
	TOTAL EXCHANGE-TRADED FUNDS (Cost - $4,697,086)	4,818,750

	REAL ESTATE INVESTMENT TRUSTS - 7.2%
7,469	American Campus Communities, Inc.	394,886
8,426	DuPont Fabros Technology, Inc.	400,572
7,524	National Retail Properties, Inc.	389,141
18,971	Physicians Realty Trust	398,581
13,600	STORE Capital Corp.	400,520
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost - $1,739,214)	1,983,700

The accompanying notes are an integral part of these financial statements.

32

AmericaFirst Quantitative Strategies Fund
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2016
Shares			Value
	SHORT-TERM INVESTMENTS - 0.6%
	MONEY MARKET FUND - 0.6%
166,318	Dreyfus Cash Management, Institutional Shares, 0.30% **		$ 166,318
	TOTAL SHORT-TERM INVESTMENTS (Cost - $166,318)

	TOTAL INVESTMENTS IN SECURITIES HELD LONG - 100.5% (Cost - $27,807,812) (b)		$ 27,680,017
	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT - (15.2) % (Proceeds - $3,772,543) (b)		(4,179,538)
	OTHER ASSETS LESS LIABILITIES - 14.7%		4,053,452
	NET ASSETS - 100.0%		$ 27,553,931

	INVESTMENTS IN SECURITIES SOLD SHORT* - (15.2) %
	COMMON STOCK - (6.9) %
	ELECTRIC - (1.8) %
(32,219)	NRG Energy, Inc.		(482,963)

	HEALTHCARE-PRODUCTS - (1.4) %
(5,591)	STERIS PLC		(384,381)

	MINING - (2.1) %
(39,216)	Tahoe Resources, Inc.		(587,064)

	OIL & GAS - (1.6) %
(8,136)	Royal Dutch Shell PLC - ADR		(449,270)

	TOTAL COMMON STOCK (Proceeds - $1,574,917)		(1,903,678)

	EXCHANGE-TRADED NOTES - (5.1) %
(34,000)	iPath Bloomberg Coffee Subindex Total Return ETN *		(753,100)
(59,000)	iPath S&P 500 VIX Mid-Term Futures ETN *		(636,610)
	EXCHANGE-TRADED NOTES (Proceeds - $1,396,058)		(1,389,710)

	REAL ESTATE INVESTMENT TRUSTS (3.2) %
(21,500)	American Capital Agency Corp.		(426,130)
(28,050)	Hatteras Financial Corp.		(460,020)
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Proceeds - $801,568)		(886,150)

	TOTAL INVESTMENTS IN SECURITIES SOLD SHORT (Proceeds - $3,772,543)		(4,179,538)

ADR - American Depositary Receipt.
LP - Limited Partnership.
PLC - Public Limited Company.
ETF - Exchange Traded Fund.
ETN - Exchange Traded Note.
* Non-income producing security.
** The rate shown represents the rate at June 30, 2016 and is subject to change daily.
(a) All or a portion of the security is segregated as collateral for securities sold short at June 30, 2016.
(b) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including short sales, is $24,827,404 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 1,998,012
		Unrealized depreciation:	(3,324,937)
		Net unrealized depreciation:	$ (1,326,925)

The accompanying notes are an integral part of these financial statements.

33

AmericaFirst Quantitative Strategies Fund
June 30, 2016

The Fund’s holdings were divided among the following economic sectors (Unaudited):
	Value	Percentage
EXCHANGE-TRADED FUNDS	$ 4,818,750	20.5%
RETAIL	3,913,168	16.7%
FOOD	1,893,627	8.1%
TELECOMMUNICATIONS	1,839,414	7.8%
INSURANCE	1,473,900	6.3%
ELECTRONICS	1,374,967	5.9%
ELECTRIC, NET	1,368,290	5.8%
BIOTECHNOLOGY	1,196,578	5.1%
REAL ESTATE INVESTMENT TRUSTS, NET	1,097,550	4.7%
TECHNOLOGY	1,016,557	4.3%
DIVERSIFIED FINANCIAL SERVICES	1,010,879	4.3%
INTERNET	663,433	2.8%
OIL & GAS, NET	645,873	2.8%
AIRLINES	525,472	2.2%
GAS	492,581	2.1%
HOME FURNISHINGS	379,089	1.6%
ENGINEERING & CONSTRUCTION	368,075	1.6%
COMPUTERS	317,334	1.4%
MONEY MARKET FUND	166,318	0.7%
HEALTHCARE-PRODUCTS	26,143	0.1%
MINING	(587,064)	-2.5%
EXCHANGE-TRADED NOTES, NET	(500,455)	-2.1%
Total Portfolio Holdings	$ 23,500,479	100.0%

The percentages in the above table are based on market value of the Fund's portfolio holdings as of June 30, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

34

	AmericaFirst Seasonal Trends Fund
	SCHEDULE OF INVESTMENTS
	June 30, 2016
Principal			Value
	BONDS & NOTES - 93.7%
	CORPORATE BONDS - 25.9%
	BANKS - 17.7%
$ 775,000	Credit Suisse Nassau, 4.00%, 4/28/31		$ 783,733
800,000	HSBC Holdings PLC, 4.25%, 3/14/24		810,748
			1,594,481

	COMPUTERS - 8.2%
775,000	EMC Corp., 2.65%, 6/1/20		740,178

	TOTAL CORPORATE BONDS (Cost - $2,311,589)		2,334,659

	GOVERNMENT BONDS - 67.8%
	AGENCY - 19.1%
1,000,000	Fannie Mae, 2.125%, 4/24/26		1,028,418
685,000	Fannie Mae, 2.375%, 7/9/27		687,400
			1,715,818
	SOVEREIGN - 48.7%
1,000,000	U.S. Treasury Bond, 7.625%, 2/15/25		1,508,847
1,000,000	U.S. Treasury Bond, 6.75%, 8/15/26		1,498,086
900,000	U.S. Treasury Bond, 6.125%, 8/15/29		1,377,387
			4,384,320

	TOTAL GOVERNMENT BONDS (Cost - $5,972,675)		6,100,138

	TOTAL BONDS & NOTES (Cost - $8,284,264)		8,434,797

Shares	SHORT-TERM INVESTMENT - 5.1%
	MONEY MARKET FUND - 5.1%
457,060	Dreyfus Cash Management, Institutional Shares - 0.30% *		457,060
	TOTAL SHORT-TERM INVESTMENT (Cost - $457,060)

	TOTAL INVESTMENTS - 98.8% (Cost - $8,741,324) (a)		$ 8,891,857
	OTHER ASSETS LESS LIABILITIES - 1.2%		109,397
	NET ASSETS - 100.0%		$ 9,001,254

* The rate shown represents the rate at June 30, 2016 and is subject to change daily.
(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $8,741,324 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
		Unrealized appreciation:	$ 150,679
		Unrealized depreciation:	(146)
		Net unrealized appreciation	$ 150,533

The Fund’s holdings were divided among the following economic sectors (Unaudited):
		Value	Percentage
	SOVEREIGN BONDS	$ 4,384,320	49.3%
	AGENCY BONDS	1,715,818	19.3%
	BANKS	1,594,481	17.9%
	COMPUTERS	740,178	8.3%
	MONEY MARKET FUND	457,060	5.1%
	Total Portfolio Holdings	$ 8,891,857	100.0%

The percentages in the above table are based on market value of the Fund's portfolio holdings as of June 30, 2016 and are subject to change.

The accompanying notes are an integral part of these financial statements.

35

AmericaFirst Quantitative Funds
Statements of Assets and Liabilities
June 30, 2016
	Defensive Growth Fund	Income Trends Fund	Tactical Alpha Fund*	Quantitative Strategies Fund	Seasonal Trends Fund
ASSETS:
Investments in securities, at value:	$ 91,947,070	$ 16,296,668	$ 10,660,094	$ 27,680,017	$ 8,891,857
Cash	561,866	-	-	-	-
Foreign Currency, at value	-	-	-	607,245	-
Deposit at broker for securities sold short	22,669,344	1,325,390	1,300,340	3,083,678	23,697
Receivables:
Capital shares sold	167,763	-	-	100	-
Securities sold	8,666	369,030	-	722,433	-
Dividends	104,606	27,597	29,194	29,948	1,312
Interest	240	76,306	20	56	103,662
Due from manager	-	9,381	1,557	2,303	-
Prepaid expenses	34,380	28,267	32,164	25,118	15,870
Total assets	115,493,935	18,132,639	12,023,369	32,150,898	9,036,398

LIABILITIES:
Securities sold short, at value	22,577,235	1,680,630	1,121,417	4,179,538	-
Payables:
Distribution and/or service (12b-1) fees	15,975	3,411	4,946	18,134	2,857
Due to manager	7,300	-	-	-	1,115
Securities purchased	-	-	-	313,782	-
Due to custodian	-	-	257,643	2,343	-
Capital shares redeemed	129,162	134,212	-	7,249	4,901
Dividends on securities sold short	-	13,500	3,273	24,570	-
Payable to related parties	9,043	4,252	4,213	5,854	4,710
Commissions Payable	-	-	-	12,223
Other liabilities and accrued expenses	83,453	30,014	17,596	33,274	21,561
Total liabilities	22,822,168	1,866,019	1,409,088	4,596,967	35,144

NET ASSETS	$ 92,671,767	$ 16,266,620	$ 10,614,281	$ 27,553,931	$ 9,001,254

Investments in securities, at cost	$ 88,694,018	$ 15,931,123	$ 10,126,924	$ 27,807,812	$ 8,741,324
Securities sold short, at proceeds	(18,499,110)	(1,469,280)	(1,046,779)	(3,772,543)	-
Foreign currency, at cost	-	-	-	603,064	-

NET ASSETS CONSIST OF:
Paid-in capital	$ 94,352,484	$ 26,705,893	$ 16,069,055	$ 37,271,060	$ 10,205,763
Undistributed/accumulated net investment income (loss)	(18,664)	13,108	(76,929)	399,314	(6,999)
Accumulated net realized loss	(837,176)	(10,606,576)	(5,847,400)	(9,585,834)	(1,347,987)
Net unrealized appreciation (depreciation) on investments and foreign currency	(824,877)	154,195	469,555	(530,609)	150,477
NET ASSETS	$ 92,671,767	$ 16,266,620	$ 10,614,281	$ 27,553,931	$ 9,001,254
*	Formerly known as AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

36

AmericaFirst Quantitative Funds
Statements of Assets and Liabilities (Continued)
June 30, 2016
	Defensive Growth Fund	Income Trends Fund	Tactical Alpha Fund*	Quantitative Strategies Fund	Seasonal Trends Fund
Net Asset Value Per Share
Class A Shares
Net Assets	$ 31,272,662	$ 7,821,292	$ 6,044,703	$ 12,287,551	$ 2,758,960
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	2,766,370	1,166,614	509,339	2,287,747	273,594
Net Asset Value per share	$ 11.30	$ 6.70	$ 11.87	$ 5.37	$ 10.08
Maximum offering price per share (maximum sales load of 5%, 4%, 5%, 4% and 5%, respectively)	$ 11.89	$ 6.98	$ 12.49	$ 5.59	$ 10.61
Minimum redemption price per share (1)	$ 11.19	$ 6.63	$ 11.75	$ 5.32	$ 9.98

Class I Shares
Net Assets	$ 44,160,823	$ 2,780,613	$ 307,507	$ 41,066	$ 3,736,750
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	3,723,900	410,168	24,858	7,708	369,921
Net Asset Value and offering price per share	$ 11.86	$ 6.78	$ 12.37	$ 5.33	$ 10.10
Minimum redemption price per share (3)	$ 11.74	$ 6.71	$ 12.25	$ 5.27	$ 10.00

Class U Shares
Net Assets	$ 17,238,282	$ 5,664,715	$ 4,262,071	$ -	$ 2,505,544
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	1,572,528	844,806	369,823	-	251,038
Net Asset Value per share	$ 10.96	$ 6.71	$ 11.52	$ -	$ 9.98
Maximum offering price per share (maximum sales load of 2.50%, 2.00%, 2.50%, 0% and 2.50%, respectively)	$ 11.24	$ 6.85	$ 11.82	$ -	$ 10.24
Minimum redemption price per share (1)	$ 10.85	$ 6.64	$ 11.40	$ -	$ 9.88

Class C Shares
Net Assets	$ -	$ -	$ -	$ 15,225,314	$ -
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	-	-	-	2,844,059	-
Net Asset Value per share	$ -	$ -	$ -	$ 5.35	$ -
Maximum offering price per share (maximum sales load of 0%, 0%, 0% 1%, and 0% respectively)	$ -	$ -	$ -	$ 5.41	$ -
Minimum redemption price per share (2)(3)	$ -	$ -	$ -	$ 5.30	$ -

(1)	Investment in Class A and Class U shares made at or above the $1 million breakpoint are not subject to an initial sales charge and may be subject to a 1% contingent deferred sales charge ("CDSC") on shares redeemed less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.
(2)	A CDSC of 1.00% is imposed in the event of certain redemption transactions of Class C shares less than one year after the date of purchase (excluding shares purchased with reinvested dividends and/or distributions).
(3)	The Fund charges a fee of 1.00% on redemptions of shares held less than 90 days.
*	Formerly known as AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

37

AmericaFirst Quantitative Funds
Statements of Operations
For the Year Ended June 30, 2016

	Defensive Growth Fund	Income Trends Fund	Tactical Alpha Fund*	Quantitative Strategies Fund	Seasonal Trends Fund

INVESTMENT INCOME:
Dividend income (net of foreign withholding taxes of $218, $3,049, $3,085, $1,886, and $0, respectively)	$ 1,736,082	$ 942,239	$ 205,751	$ 1,025,122	$ 98,177
Interest income	2,893	365,375	280	284,545	189,263
Total investment income	1,738,975	1,307,614	206,031	1,309,667	287,440

EXPENSES:
Management fees	1,255,606	263,351	178,516	423,273	182,375
Distribution and/or service (12b-1) fees - Class A	132,777	42,352	32,403	47,996	15,339
Distribution and/or service (12b-1) fees - Class C	-	-	-	230,496	-
Distribution and/or service (12b-1) fees - Class U	155,087	78,510	48,032	-	28,444
Administrator and related party fees	82,238	64,290	65,475	75,404	69,652
Interest expense	256,653	5,885	74,636	34,238	4,134
Dividend expenses	224,391	72,607	59,679	111,852	7,012
Legal fees	78,798	21,181	11,030	42,600	12,242
Registration fees	49,401	45,664	45,659	41,712	30,094
Printing fees	38,711	20,689	5,588	16,799	4,324
Custody fees	17,475	10,616	12,491	16,700	9,018
Compliance officer compensation	16,045	16,159	16,157	16,159	16,159
Trustees' fees	13,643	3,031	2,358	6,630	376
Audit and tax fees	13,538	13,538	13,538	13,538	13,538
Insurance fees	8,064	3,129	1,161	8,186	2,583
Miscellaneous	65,204	22,991	4,690	29,433	10,154

Total expenses	2,407,631	683,993	571,413	1,115,016	405,444
Less: fees waived	(218,979)	(153,552)	(129,521)	(153,271)	(115,708)

Net expenses	2,188,652	530,441	441,892	961,745	289,736

Net investment income (loss)	(449,677)	777,173	(235,861)	347,922	(2,296)

Legal fees incurred outside expense limitation agreement	78,838	15,574	8,651	30,381	9,165
Net investment income (loss) (after fees outside expense limitation)	(528,515)	761,599	(244,512)	317,541	(11,461)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency transactions	(641,152)	(4,053,561)	(992,008)	(7,261,650)	(1,155,623)
Securities sold short	624,825	(78,908)	258,731	(162,915)	37,170
Change in net unrealized appreciation (depreciation) on:
Investments and translation of assets and liabilities in foreign currencies	(1,716,789)	915,787	1,121,493	2,447,074	504,413
Securities sold short	(1,741,265)	(211,350)	(81,426)	(406,995)	-

Net realized and unrealized gain (loss) on investments	(3,474,381)	(3,428,032)	306,790	(5,384,486)	(614,040)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (4,002,896)	$ (2,666,433)	$ 62,278	$ (5,066,945)	$ (625,501)

* Formerly known as AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

38

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets

	Defensive Growth Fund		Income Trends Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015

INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (528,515)	$ (300,359)	$ 761,599	$ 1,011,022
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	(16,327)	3,282,107	(4,132,469)	(2,154,995)
Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and securities sold short	(3,458,054)	1,141,606	704,437	(898,949)
Net increase (decrease) in net assets resulting from operations	(4,002,896)	4,123,354	(2,666,433)	(2,042,922)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	(190,089)	(1,816,351)	-	-
Net realized gain - Class I	(266,302)	(2,788,172)	-	-
Net realized gain - Class U	(103,292)	(1,164,901)	-	-
Net investment income - Class A	-	-	(260,596)	(296,157)
Net investment income - Class I	-	-	(142,326)	(181,641)
Net investment income - Class U	-	-	(215,684)	(246,920)
Return of capital - Class A	-	-	(332,895)	(715,961)
Return of capital - Class I	-	-	(181,811)	(439,116)
Return of capital - Class U	-	-	(275,523)	(596,929)
Total distributions to shareholders	(559,683)	(5,769,424)	(1,408,835)	(2,476,724)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	18,840,714	12,277,208	2,442,296	3,158,464
Reinvestment of distributions	155,248	1,553,487	370,156	734,964
Cost of shares redeemed	(7,178,549)	(5,952,149)	(4,823,457)	(5,896,049)
Redemption fees	4,952	3,348	193	1,693
Total Class A Transactions	11,822,365	7,881,894	(2,010,812)	(2,000,928)

Class I
Proceeds from shares sold	28,383,866	29,097,335	213,258	1,340,641
Reinvestment of distributions	232,928	1,934,117	237,194	513,460
Cost of shares redeemed	(16,128,857)	(10,988,670)	(3,212,248)	(9,418,316)
Redemption fees	7,111	5,306	83	1,013
Total Class I Transactions	12,495,048	20,048,088	(2,761,713)	(7,563,202)

Class U
Proceeds from shares sold	8,948,077	5,718,916	370,331	2,305,949
Reinvestment of distributions	99,180	1,112,914	336,603	607,013
Cost of shares redeemed	(4,519,777)	(1,769,656)	(4,016,751)	(5,101,719)
Redemption fees	2,769	2,216	134	1,510
Total Class U Transactions	4,530,249	5,064,390	(3,309,683)	(2,187,247)

Net increase (decrease) from capital share transactions	28,847,662	32,994,372	(8,082,208)	(11,751,377)

TOTAL INCREASE (DECREASE) IN NET ASSETS	24,285,083	31,348,302	(12,157,476)	(16,271,023)

NET ASSETS:
Beginning of year	68,386,684	37,038,382	28,424,096	44,695,119
End of year**	$ 92,671,767	$ 68,386,684	$ 16,266,620	$ 28,424,096

** Includes undistributed/accumulated net investment income (loss) of:	$ (18,664)	$ -	$ 13,108	$ (26,400)

The accompanying notes are an integral part of these financial statements.

39

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Defensive Growth Fund		Income Trends Fund
	Year	Year	Year	Year
	Ended	Ended	Ended	Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
SHARE ACTIVITY:
Class A
Shares sold	1,626,603	1,011,066	339,898	358,340
Reinvested distributions	13,595	134,969	50,553	84,698
Shares redeemed	(628,544)	(494,641)	(638,189)	(683,951)
Net increase (decrease)	1,011,654	651,394	(247,738)	(240,913)

Class I
Shares sold	2,360,141	2,321,256	28,593	153,662
Reinvested distributions	19,541	162,668	31,615	58,762
Shares redeemed	(1,359,949)	(884,423)	(429,023)	(1,054,829)
Net increase (decrease)	1,019,733	1,599,501	(368,815)	(842,405)

Class U
Shares sold	798,808	486,582	48,582	265,458
Reinvested distributions	8,927	98,926	45,615	69,974
Shares redeemed	(406,190)	(150,009)	(542,557)	(594,829)
Net increase (decrease)	401,545	435,499	(448,360)	(259,397)

The accompanying notes are an integral part of these financial statements.

40

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)

	Tactical Alpha Fund**		Quantitative Strategies Fund		Seasonal Trends Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015

DECREASE IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$ (244,512)	$ (45,813)	$ 317,541	$ 1,045,904	$ (11,461)	$ 213,700
Net realized gain (loss) on investments, foreign currency transactions and securities sold short	(733,277)	901,288	(7,424,565)	(2,336,052)	(1,118,453)	(173,345)
Change in net unrealized appreciation (depreciation) on investments, translation of assets and liabilities in foreign currencies and securities sold short	1,040,067	(1,235,378)	2,040,079	(3,959,159)	504,413	(636,091)
Net increase (decrease) in net assets resulting from operations	62,278	(379,903)	(5,066,945)	(5,249,307)	(625,501)	(595,736)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gain - Class A	-	-	-	(2,933,920)	-	-
Net realized gain - Class C	-	-	-	(2,748,430)	-	-
Net investment income - Class A	-	-	(326,660)	(628,951)	(7,244)	(64,859)
Net investment income - Class I	-	-	(2,166)	(322)	(71,198)	(128,161)
Net investment income - Class U	-	-	-	-	(2,556)	(18,881)
Net investment income - Class C	-	-	(90,002)	(412,721)	-	-
Total distributions to shareholders	-	-	(418,828)	(6,724,344)	(80,998)	(211,901)

CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	660,454	930,747	999,141	11,574,533	683,291	3,242,326
Reinvestment of distributions	-	-	304,926	3,361,659	6,605	44,115
Cost of shares redeemed	(1,872,943)	(2,234,725)	(14,854,949)	(20,832,036)	(1,790,256)	(9,243,648)
Redemption fees	383	719	748	5,279	534	5,910
Total Class A Transactions	(1,212,106)	(1,303,259)	(13,550,134)	(5,890,565)	(1,099,826)	(5,951,297)

Class I *
Proceeds from shares sold	36,637	288,319	77,348	45,006	1,076,094	8,777,749
Reinvestment of distributions	-	-	1,112	322	32,699	113,413
Cost of shares redeemed	(386,446)	(738,066)	(74,873)	-	(6,513,042)	(16,237,945)
Redemption fees	-	72	-	-	755	8,704
Total Class I Transactions	(349,809)	(449,675)	3,587	45,328	(5,403,494)	(7,338,079)

Class U
Proceeds from shares sold	77,724	222,220	-	-	615,401	540,384
Reinvestment of distributions	-	-	-	-	2,303	18,515
Cost of shares redeemed	(1,819,598)	(1,992,729)	-	-	(1,247,451)	(1,340,104)
Redemption fees	-	625	-	-	-	2,367
Total Class U Transactions	(1,741,874)	(1,769,884)	-	-	(629,747)	(778,838)

Class C
Proceeds from shares sold	-	-	336,328	6,973,043	-	-
Reinvestment of distributions	-	-	84,813	3,037,290	-	-
Cost of shares redeemed	-	-	(14,246,529)	(9,976,009)	-	-
Redemption fees	-	-	28	4,901	-	-
Total Class C Transactions	-	-	(13,825,360)	39,225	-	-

Net decrease from capital share transactions	(3,303,789)	(3,522,818)	(27,371,907)	(5,806,012)	(7,133,067)	(14,068,214)

TOTAL DECREASE IN NET ASSETS	(3,241,511)	(3,902,721)	(32,857,680)	(17,779,663)	(7,839,566)	(14,875,851)

NET ASSETS:
Beginning of year	13,855,792	17,758,513	60,411,611	78,191,274	16,840,820	31,716,671
End of year***	$ 10,614,281	$ 13,855,792	$ 27,553,931	$ 60,411,611	$ 9,001,254	$ 16,840,820

*** Includes undistributed/accumulated net investment income (loss) of:	$ (76,929)	$ (267,941)	$ 399,314	$ 359,511	$ (6,999)	$ 80,975

* Class I of AmericaFirst Quantitative Strategies Fund commenced operations on December 31, 2014.
** Formerly known as the AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

41

AmericaFirst Quantitative Funds
Statements of Changes in Net Assets (Continued)
	Tactical Alpha Fund**		Quantitative Strategies Fund		Seasonal Trends Fund
	Year	Year	Year	Year	Year	Year
	Ended	Ended	Ended	Ended	Ended	Ended
	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015	June 30, 2016	June 30, 2015
SHARE ACTIVITY:
Class A
Shares sold	58,301	77,252	175,793	1,738,047	69,154	316,190
Reinvested distributions	-	-	55,448	542,705	661	4,366
Shares redeemed	(162,955)	(185,375)	(2,690,668)	(3,330,475)	(187,162)	(899,633)
Net decrease	(104,654)	(108,123)	(2,459,427)	(1,049,723)	(117,347)	(579,077)

Class I *
Shares sold	3,085	23,458	14,061	7,348	110,724	848,100
Reinvested distributions	-	-	203	53	3,438	11,190
Shares redeemed	(32,541)	(60,913)	(13,957)	-	(704,787)	(1,586,611)
Net increase (decrease)	(29,456)	(37,455)	307	7,401	(590,625)	(727,321)

Class U
Shares sold	6,996	18,876	-	-	63,310	53,246
Reinvested distributions	-	-	-	-	232	1,837
Shares redeemed	(163,131)	(169,155)	-	-	(132,188)	(131,317)
Net decrease	(156,135)	(150,279)	-	-	(68,646)	(76,234)

Class C
Shares sold	-	-	59,886	1,058,265	-	-
Reinvested distributions	-	-	15,466	495,477	-	-
Shares redeemed	-	-	(2,622,390)	(1,617,119)	-	-
Net decrease	-	-	(2,547,038)	(63,377)	-	-

* Class I of AmericaFirst Quantitative Strategies Fund commenced operations on December 31, 2014.
** Formerly known as the AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

42

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class A
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 11.99		$ 12.53		$ 11.58		$ 10.70		$ 9.99

Investment operations:
Net investment loss (1)	(0.10)		(0.12)		(0.14)		(0.06)		(0.16)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	(0.50)		0.97		1.96		1.72		0.92
Total from investment operations	(0.61)		0.85		1.82		1.66		0.76

Distributions from:
Net investment income	-		-		-		(0.07)		-
Net realized gain	(0.08)		(1.39)		(0.87)		(0.71)		(0.05)
Total distributions	(0.08)		(1.39)		(0.87)		(0.78)		(0.05)

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 11.30		$ 11.99		$ 12.53		$ 11.58		$ 10.70

Total return (a)	(5.12)%	(3)	7.23%		16.22%		16.35%		7.64%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 31,273		$ 21,040		$ 13,826		$ 10,754		$ 5,818
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.11%	(2)	3.18%		3.59%		3.38%		4.06%
After fees waived and expenses absorbed (d)	3.07%	(2)	3.13%		3.33%		2.92%		3.43%
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.00)%	(2)	(1.04)%		(1.41)%		(1.02)%		(2.20)%
After fees waived and expenses absorbed (d)	(0.96)%	(2)	(0.99)%		(1.15)%		(0.57)%		(1.57)%
Portfolio turnover rate	118.13%		254.20%		586.64%		330.29%		492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.27% for the year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013, and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (5.03)%

The accompanying notes are an integral part of these financial statements.

43

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class I
	For the Year		For the Year		For the Year		For the Year	For the Year
	Ended		Ended		Ended		Ended	Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013	June 30, 2012

Net asset value, beginning of year	$ 12.45		$ 12.82		$ 11.71		$ 10.77	$ 9.98

Investment operations:
Net investment income (loss) (1)	-	(c)	0.02		-		(0.06)	(0.12)
Net legal fees incurred outside expense limitation agreement	(0.01)
Net realized and unrealized gain (loss) on investments	(0.50)		1.00		1.98		1.79	0.93
Total from investment operations	(0.51)		1.02		1.98		1.73	0.81

Distributions from:
Net investment income	-		-		-		(0.09)	-
Net realized gain	(0.08)		(1.39)		(0.87)		(0.71)	(0.05)
Total distributions	(0.08)		(1.39)		(0.87)		(0.80)	(0.05)

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	0.01	0.03

Net asset value, end of year	$ 11.86		$ 12.45		$ 12.82		$ 11.71	$ 10.77

Total return (a)	(4.12)%	(3)	8.45%		17.46%		16.97%	8.45%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 44,161		$ 33,660		$ 14,160		$ 8,406	$ 2,681
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.62%	(2)	2.67%		3.09%		2.83%	3.36%
After fees waived and expenses absorbed (d)	2.13%	(2)	2.07%		2.01%		2.41%	2.76%
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.56)%	(2)	(0.47)%		(0.87)%		(0.93)%	(1.74)%
After fees waived and expenses absorbed (d)	(0.07)%	(2)	0.13%		0.00%		(0.50)%	(1.14)%
Portfolio turnover rate	118.13%		254.20%		586.64%		330.29%	492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.27% for year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (4.03)%

The accompanying notes are an integral part of these financial statements.

44

AmericaFirst Defensive Growth Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class U
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 11.69		$ 12.31		$ 11.44		$ 10.62		$ 9.97

Investment operations:
Net investment loss (1)	(0.16)		(0.18)		(0.19)		(0.09)		(0.21)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	(0.48)		0.95		1.93		1.68		0.90
Total from investment operations	(0.65)		0.77		1.74		1.59		0.69

Distributions from:
Net investment income	-		-		-		(0.06)		-
Net realized gain	(0.08)		(1.39)		(0.87)		(0.71)		(0.05)
Total distributions	(0.08)		(1.39)		(0.87)		(0.77)		(0.05)

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	0.01

Net asset value, end of year	$ 10.96		$ 11.69		$ 12.31		$ 11.44		$ 10.62

Total return (a)	(5.59)%	(3)	6.68%		15.70%		15.74%		7.05%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 17,238		$ 13,687		$ 9,052		$ 6,146		$ 5,661
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.63%	(2)	3.67%		4.09%		3.90%		4.47%
After fees waived and expenses absorbed (d)	3.57%	(2)	3.62%		3.83%		3.43%		3.85%
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.56)%	(2)	(1.56)%		(1.89)%		(1.32)%		(2.73)%
After fees waived and expenses absorbed (d)	(1.51)%	(2)	(1.51)%		(1.63)%		(0.86)%		(2.11)%
Portfolio turnover rate	118.13%		254.20%		586.64%		330.29%		492.70%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.31% for the year ended June 30, 2016, 0.24% for the year ended June 30, 2015, 0.61% for the year ended June 30, 2014, 0.40% for the year ended June 30, 2013, and 0.82% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.27% for the year ended June 30, 2016, 0.44% for the year ended June 30, 2015, 0.28% for the year ended June 30, 2014, 0.07% for the year ended June 30, 2013 and 0.08% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.09% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (5.50)%

The accompanying notes are an integral part of these financial statements.

45

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class A
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 8.14		$ 9.25		$ 9.21		$ 9.05		$ 10.09

Investment operations:
Net investment income (1)	0.27		0.25		0.36		0.60		0.52
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	(1.19)		(0.75)		0.34		0.23		(1.00)
Total from investment operations	(0.93)		(0.50)		0.70		0.83		(0.48)

Distributions from:
Net investment income	(0.22)		(0.18)		(0.25)		(0.56)		(0.55)
Net realized gain	-		-		-		-		(0.01)
Return of capital	(0.29)		(0.43)		(0.41)		(0.11)		-
Total distributions	(0.51)		(0.61)		(0.66)		(0.67)		(0.56)

Paid in Capital from Affiliate Payment	-		-		-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 6.70		$ 8.14		$ 9.25		$ 9.21		$ 9.05

Total return (a)	(11.80)%	(3)	(5.54)%		7.83%		9.44%		(4.51)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 7,821		$ 11,517		$ 15,309		$ 10,325		$ 5,539
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.27%	(2)	2.43%		2.44%		2.52%		2.43%
After fees waived and expenses absorbed (d)	2.63%	(2)	2.21%		2.20%		2.21%		2.25%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.92%	(2)	2.60%		3.71%		6.23%		5.64%
After fees waived and expenses absorbed (d)	3.56%	(2)	2.82%		3.94%		6.54%		5.82%
Portfolio turnover rate	349.38%		226.22%		336.01%		315.48%		411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (11.73)%

The accompanying notes are an integral part of these financial statements.

46

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class I
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 8.19		$ 9.27		$ 9.21		$ 9.05		$ 10.09

Investment operations:
Net investment income (1)	0.35		0.31		0.43		0.65		0.52
Net legal fees incurred outside expense limitation agreement	( - )	(c)	-		-		-		-
Net realized and unrealized gain (loss) on investments	(1.22)		(0.73)		0.34		0.23		(0.96)
Total from investment operations	(0.87)		(0.42)		0.77		0.88		(0.44)

Distributions from:
Net investment income	(0.19)		(0.21)		(0.26)		(0.60)		(0.59)
Net realized gain	-		-		-		-		(0.01)
Return of capital	(0.35)		(0.45)		(0.45)		(0.12)		-
Total distributions	(0.54)		(0.66)		(0.71)		(0.72)		(0.60)

Paid in Capital from Affiliate Payment	-		-		-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 6.78		$ 8.19		$ 9.27		$ 9.21		$ 9.05

Total return (a)	(10.91)%	(3)	(4.72)%		8.58%		9.96%		(4.01)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 2,781		$ 6,380		$ 15,033		$ 8,900		$ 4,749
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.68%	(2)	1.93%		1.95%		2.02%		1.93%
After fees waived and expenses absorbed (d)	1.64%	(2)	1.40%		1.49%		1.71%		1.73%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.51%	(2)	3.04%		4.27%		6.76%		5.53%
After fees waived and expenses absorbed (d)	4.56%	(2)	3.57%		4.73%		7.07%		5.73%
Portfolio turnover rate	349.38%		226.22%		336.01%		315.48%		411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I. (See Note 3)
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (10.84)%

The accompanying notes are an integral part of these financial statements.

47

AmericaFirst Income Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class U
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 8.14		$ 9.25		$ 9.21		$ 9.04		$ 10.07

Investment operations:
Net investment income (1)	0.24		0.20		0.31		0.55		0.46
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	(1.19)		(0.74)		0.34		0.24		(0.99)
Total from investment operations	(0.96)		(0.54)		0.65		0.79		(0.53)

Distributions from:
Net investment income	(0.18)		(0.17)		(0.23)		(0.52)		(0.49)
Net realized gain	-		-		-		-		(0.01)
Return of capital	(0.29)		(0.40)		(0.38)		(0.10)		-
Total distributions	(0.47)		(0.57)		(0.61)		(0.62)		(0.50)

Paid in Capital from Affiliate Payment	-		-		-		-		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 6.71		$ 8.14		$ 9.25		$ 9.21		$ 9.04

Total return (a)	(12.14)%	(3)	(6.01)%		7.30%		8.98%		(4.99)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 5,665		$ 10,526		$ 14,354		$ 10,825		$ 10,349
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.73%	(2)	2.93%		2.94%		3.02%		2.93%
After fees waived and expenses absorbed (d)	3.09%	(2)	2.71%		2.70%		2.71%		2.75%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.48%	(2)	2.10%		3.21%		5.71%		4.88%
After fees waived and expenses absorbed (d)	3.13%	(2)	2.32%		3.44%		6.01%		5.06%
Portfolio turnover rate	349.38%		226.22%		336.01%		315.48%		411.30%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.03% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.01% for the year ended June 30, 2013, and 0.04% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.34% for the year ended June 30, 2016 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (12.07)%

The accompanying notes are an integral part of these financial statements.

48

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class A
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 11.71		$ 12.01		$ 9.29		$ 9.31		$ 10.80

Investment operations:
Net investment income (loss) (1)	(0.20)		(0.01)		(0.04)		0.03		(0.11)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	0.37		(0.29)		2.76		(0.01)		(0.76)
Total from investment operations	0.16		(0.30)		2.72		0.02		(0.87)

Distributions from:
Net realized gain	-		-		-		-		(0.62)
Return of capital	-		-		-		(0.04)		-
Total distributions	-		-		-		(0.04)		(0.62)

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 11.87		$ 11.71		$ 12.01		$ 9.29		$ 9.31

Total return (a)	1.37%	(3)	(2.50)%		29.28%		0.21%		(8.10)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 6,045		$ 7,191		$ 8,672		$ 8,823		$ 22,113
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.68%	(2)	3.44%		3.04%		3.00%		3.41%
After fees waived and expenses absorbed (d)	3.62%	(2)	2.71%		2.45%		2.74%		3.41%
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(2.93)%	(2)	(0.84)%		(0.96)%		0.01%		(1.15)%
After fees waived and expenses absorbed (d)	(1.87)%	(2)	(0.11)%		(0.37)%		0.28%		(1.15)%
Portfolio turnover rate	333.49%		529.08%		374.70%		601.59%		680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 1.44%
* Formerly known as the AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

49

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class I
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 12.03		$ 12.22		$ 9.39		$ 9.40		$ 10.85

Investment operations:
Net investment income (loss) (1)	(0.07)		0.10		0.05		0.06		(0.07)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	0.42		(0.29)		2.78		0.01	(e)	(0.76)
Total from investment operations	0.34		(0.19)		2.83		0.07		(0.83)

Distributions from:
Net realized gain	-		-		-		-		(0.62)
Return of capital	-		-		-		(0.08)		-
Total distributions	-		-		-		(0.08)		(0.62)

Paid in Capital from Redemption Fees	-		-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 12.37		$ 12.03		$ 12.22		$ 9.39		$ 9.40

Total return (a)	2.83%	(3)	(1.55)%		30.14%		0.72%		(7.68)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 308		$ 653		$ 1,121		$ 688		$ 4,890
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.21%	(2)	2.91%		2.55%		2.53%		2.86%
After fees waived and expenses absorbed (d)	2.28%	(2)	1.75%		1.81%		2.24%		2.86%
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(2.55)%	(2)	(0.33)%		(0.27)%		0.45%		(0.72)%
After fees waived and expenses absorbed (d)	(0.63)%	(2)	0.83%		0.47%		0.65%		(0.72)%
Portfolio turnover rate	333.49%		529.08%		374.70%		601.59%		680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013 and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short. For the period November 8, 2013 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).
(e)	As required by SEC standard per share data calculation methodology, this represents a balancing figure derived from the other amounts in the financial highlights tables that captures all other changes affecting net asset value per share. This per share gain amount does not correlate to the aggregate of the net realized and unrealized loss in the Statement of Operations for the year ended June 30, 2013, primarily due to the timing of sales and repurchases of the Fund's shares in relation to fluctuating market values for the Fund's portfolio.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 2.90%
* Formerly known as the AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

50

AmericaFirst Tactical Alpha Fund *
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class U
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 11.43		$ 11.78		$ 9.15		$ 9.19		$ 10.72

Investment operations:
Net investment loss (1)	(0.26)		(0.07)		(0.09)		(0.02)		(0.16)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-		-		-
Net realized and unrealized gain (loss) on investments	0.36		(0.28)		2.72		(0.02)		(0.75)
Total from investment operations	0.09		(0.35)		2.63		(0.04)		(0.91)

Distributions from:
Net realized gain	-		-		-		-		(0.62)
Total distributions	-		-		-		-		(0.62)

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-

Net asset value, end of year	$ 11.52		$ 11.43		$ 11.78		$ 9.15		$ 9.19

Total return (a)	0.79%	(3)	(2.97)%		28.74%		(0.38)%		(8.54)%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 4,262		$ 6,012		$ 7,966		$ 8,759		$ 21,385
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	5.20%	(2)	3.94%		3.54%		3.52%		3.90%
After fees waived and expenses absorbed (d)	4.15%	(2)	3.20%		2.95%		3.25%		3.90%
Ratio of net investment loss to average net assets:(b)
Before fees waived and expenses absorbed (d)	(3.47)%	(2)	(1.34)%		(1.47)%		(0.48)%		(1.68)%
After fees waived and expenses absorbed (d)	(2.42)%	(2)	(0.61)%		(0.88)%		(0.21)%		(1.68)%
Portfolio turnover rate	333.49%		529.08%		374.70%		601.59%		680.35%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.63% for the year ended June 30, 2016, 0.14% for the year ended June 30, 2015, 0.01% for the year ended June 30, 2014, 0.26% for the year ended June 30, 2013, and 0.77% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.50% for the year ended June 30, 2016, 0.11% for the year ended June 30, 2015, 0.04% for the year ended June 30, 2013 and 0.17% for the year ended June 30, 2012 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 0.86%
* Formerly known as the AmericaFirst Absolute Return Fund

The accompanying notes are an integral part of these financial statements.

51

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class A
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 5.98		$ 6.97		$ 6.29		$ 5.77		$ 6.67

Investment operations:
Net investment income (1)	0.07		0.11		0.14		0.19		0.17
Net legal fees incurred outside expense limitation agreement	( - )	(c)	-		-		-		-
Net realized and unrealized gain (loss) on investments	(0.58)		(0.53)		1.10		0.52		(0.13)
Total from investment operations	(0.51)		(0.42)		1.24		0.71		0.04

Distributions from:
Net investment income	(0.10)		(0.11)		(0.11)		(0.19)		(0.18)
Net realized gain	-		(0.46)		(0.45)		-		(0.77)
Total distributions	(0.10)		(0.57)		(0.56)		(0.19)		(0.95)

Paid in Capital from Affiliate Payment	-		-		-		-		0.01

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)	-	(c)	-	(c)

Net asset value, end of year	$ 5.37		$ 5.98		$ 6.97		$ 6.29		$ 5.77

Total return (a)	(8.64)%	(3)	(6.29)%		20.34%		12.43%		2.16%	(e)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 12,288		$ 28,403		$ 40,419		$ 23,521		$ 17,566
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	2.29%	(2)	1.66%		1.76%		1.73%		1.74%
After fees waived and expenses absorbed (d)	1.93%	(2)	1.51%		1.50%		1.50%		1.52%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.77%	(2)	1.59%		1.88%		2.86%		2.69%
After fees waived and expenses absorbed (d)	1.13%	(2)	1.74%		2.14%		3.09%		2.91%
Portfolio turnover rate	418.06%		349.12%		306.73%		228.87%		346.05%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013 and 0.02% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short.
(e)	For the year ended June 30, 2012, 0.27% of the Fund's Class A shares' total return consists of a voluntary reimbursement by the Advisor of a realized investment loss incurred on a trading error. Excluding this item, total return would have been 1.89%.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (8.57)%

The accompanying notes are an integral part of these financial statements.

52

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year

	Class C
	For the Year		For the Year		For the Year		For the Year		For the Year
	Ended		Ended		Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014		June 30, 2013		June 30, 2012

Net asset value, beginning of year	$ 5.93		$ 6.93		$ 6.26		$ 5.74		$ 6.64

Investment operations:
Net investment income (1)	0.03		0.06		0.09		0.15		0.14
Net legal fees incurred outside expense limitation agreement	( - )	(c)	-		-		-		-
Net realized and unrealized gain (loss) on investments	(0.59)		(0.53)		1.11		0.52		(0.14)
Total from investment operations	(0.56)		(0.47)		1.20		0.67		0.00

Distributions from:
Net investment income	(0.02)		(0.07)		(0.08)		(0.15)		(0.13)
Net realized gain	-		(0.46)		(0.45)		-		(0.77)
Total distributions	(0.02)		(0.53)		(0.53)		(0.15)		(0.90)

Paid in Capital from Redemption Fees	-		-	(c)	-	(c)	-	(c)	-	(c)

Net asset value, end of year	$ 5.35		$ 5.93		$ 6.93		$ 6.26		$ 5.74

Total return (a)	(9.43)%	(3)	(6.99)%		19.62%		11.68%		1.32%

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 15,225		$ 31,964		$ 37,773		$ 25,848		$ 25,030
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.05%	(2)	2.41%		2.50%		2.48%		2.49%
After fees waived and expenses absorbed (d)	2.69%	(2)	2.26%		2.25%		2.25%		2.27%
Ratio of net investment income to average net assets:(b)
Before fees waived and expenses absorbed (d)	0.07%	(2)	0.84%		1.09%		2.16%		2.08%
After fees waived and expenses absorbed (d)	0.43%	(2)	0.99%		1.34%		2.39%		2.30%
Portfolio turnover rate	418.06%		349.12%		306.73%		228.87%		346.05%

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	Less than $0.01 per share.
(d)	The ratios include 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, 0.00% for the year ended June 30, 2014, 0.00% for the year ended June 30, 2013 and 0.02% for the year ended June 30, 2012 attributed to interest expense. The ratios include 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short.
(1)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(2)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(3)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (9.36)%

The accompanying notes are an integral part of these financial statements.

53

AmericaFirst Quantitative Strategies Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Year		For the Period
	Ended		Ended
	June 30, 2016		June 30, 2015 (1)

Net asset value, beginning of period	$ 5.97		$ 6.19

Investment operations:
Net investment income (2)	0.08		0.03
Net legal fees incurred outside expense limitation agreement	(0.01)		-
Net realized and unrealized gain (loss) on investments	(0.59)		(0.18)
Total from investment operations	(0.52)		(0.15)

Distributions from:
Net investment income	(0.12)		(0.07)
Total distributions	(0.12)		(0.07)

Paid in Capital from Redemption Fees	-		-

Net asset value, end of period	$ 5.33		$ 5.97

Total return (a)	(8.68)%	(4)	(2.37)%	(e)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 41		$ 44
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (c)	2.23%	(3)	1.37%	(d)
After fees waived and expenses absorbed (c)	2.09%	(3)	1.37%	(d)
Ratio of net investment income to average net assets:(b)				(d)
Before fees waived and expenses absorbed (c)	1.20%	(3)	1.08%	(d)
After fees waived and expenses absorbed (c)	1.34%	(3)	1.08%	(d)
Portfolio turnover rate	418.06%		349.12%	(e)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c)	The ratios include 0.08% for the year ended June 30, 2016, 0.01% for the year ended June 30, 2015, attributed to interest expense. The ratios include 0.26% for the year ended June 30, 2016 attributed to dividends on securities sold short. For the period December 31, 2014 to May 18, 2016, these ratios were included in the expense cap for Class I (See Note 3).
(d)	Annualized.
(e)	Not annualized.
(1)	The AmericaFirst Quantitative Strategies Fund Class I commenced operations on December 31, 2014.
(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The ratios include 0.07% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (8.61)%

The accompanying notes are an integral part of these financial statements.

54

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class A
	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014(1)

Net asset value, beginning of period	$ 10.06		$ 10.37		$ 10.00

Investment operations:
Net investment income (loss) (2)	(0.02)		0.05		(0.02)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-
Net realized and unrealized gain (loss) on investments	0.07	(g)	(0.29)		0.39
Total from investment operations	0.04		(0.24)		0.37

Distributions from:
Net investment income	(0.02)		(0.07)		-
Total distributions	(0.02)		(0.07)		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)

Net asset value, end of period	$ 10.08		$ 10.06		$ 10.37

Total return (a)	0.42%	(4)	(2.36)%		3.70%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 2,759		$ 3,934		$ 10,060
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.57%	(3)	2.74%		2.74%	(e)
After fees waived and expenses absorbed (d)	2.60%	(3)	2.45%		2.45%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.32)%	(3)	0.19%		(0.51)%	(e)
After fees waived and expenses absorbed (d)	(0.34)%	(3)	0.48%		(0.22)%	(e)
Portfolio turnover rate	445.44%		429.87%		317.87%	(f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.
(e) Annualized.
(f) Not annualized.
(g)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations
(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.
(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	The ratios include 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 0.50%

The accompanying notes are an integral part of these financial statements.

55

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class I
	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014(1)

Net asset value, beginning of period	$ 10.11		$ 10.41		$ 10.00

Investment operations:
Net investment income (2)	0.04		0.13		0.02
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-
Net realized and unrealized gain (loss) on investments	0.06	(h)	(0.33)	(g)	0.39
Total from investment operations	0.09		(0.20)		0.41

Distributions from:
Net investment income	(0.10)		(0.10)		-
Total distributions	(0.10)		(0.10)		-

Paid in Capital from Redemption Fees	-	(c)	-	(c)	-	(c)

Net asset value, end of period	$ 10.10		$ 10.11		$ 10.41

Total return (a)	0.93%	(4)	(1.93)%		4.10%	(f)

Ratios/Supplemental Data
Net assets, end of period (in 000's)	$ 3,737		$ 9,712		$ 17,563
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	3.01%	(3)	2.22%		2.04%	(e)
After fees waived and expenses absorbed (d)	2.10%	(3)	1.95%		1.95%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(0.52)%	(3)	1.02%		0.17%	(e)
After fees waived and expenses absorbed (d)	0.39%	(3)	1.29%		0.26%	(e)
Portfolio turnover rate	445.44%		429.87%		317.87%	(f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.
(e) Annualized.
(f) Not annualized.
(g)	The amount of net investment income (loss) per share does not accord with the amounts reported in the Statements of Operations due to the timing of purchases and redemptions of Fund shares during the year.
(h)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations
(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.
(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The ratios include 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been 1.01%

The accompanying notes are an integral part of these financial statements.

56

AmericaFirst Seasonal Trends Fund
Financial Highlights
For a Fund Share Outstanding Throughout Each Year or Period

	Class U
	For the Year		For the Year		For the Period
	Ended		Ended		Ended
	June 30, 2016		June 30, 2015		June 30, 2014(1)

Net asset value, beginning of year	$ 10.00		$ 10.34		$ 10.00

Investment operations:
Net investment gain (loss) (2)	(0.07)		0.01		(0.06)
Net legal fees incurred outside expense limitation agreement	(0.01)		-		-
Net realized and unrealized gain (loss) on investments	0.07	(g)	(0.30)		0.40
Total from investment operations	(0.01)		(0.29)		0.34

Distributions from:
Net investment income	(0.01)		(0.05)		-
Total distributions	(0.01)		(0.05)		-

Paid in Capital from Redemption Fees	-		-	(c)	-	(c)

Net asset value, end of year	$ 9.98		$ 10.00		$ 10.34

Total return (a)	(0.11)%	(4)	(2.84)%		3.40%	(f)

Ratios/Supplemental Data
Net assets, end of year (in 000's)	$ 2,506		$ 3,196		$ 4,093
Ratio of expenses to average net assets:(b)
Before fees waived and expenses absorbed (d)	4.10%	(3)	3.23%		3.15%	(e)
After fees waived and expenses absorbed (d)	3.10%	(3)	2.95%		2.95%	(e)
Ratio of net investment income (loss) to average net assets:(b)
Before fees waived and expenses absorbed (d)	(1.86)%	(3)	(0.18)%		(1.01)%	(e)
After fees waived and expenses absorbed (d)	(0.86)%	(3)	0.10%		(0.81)%	(e)
Portfolio turnover rate	445.44%		429.87%		317.87%	(f)

(a)	Aggregate total return, not annualized. Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of distributions and excludes all sales charges.
(b)	These ratios exclude the impact of the expenses of the underlying exchange-traded funds.
(c) Less than $0.01 per share.
(d)	The ratios include 0.03% and 0.06% for the year ended June 30, 2016 attributed to interest expense and dividend expense, respectively.
(e) Annualized.
(f) Not annualized.
(g)	The amount of net realized and unrealized gain on investments per share does not accord with amount reported in the Statement of Operations
(1)	The AmericaFirst Seasonal Trends Fund commenced operations on October 31, 2013.
(2)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	The ratios include 0.08% for the year ended June 30, 2016 attributed to legal fees outside the expense limitation (see note 8).
(4)	Includes the effects of legal fees incurred outside of the expense limitation agreement. Excluding these expenses, total return would have been (0.03)%

The accompanying notes are an integral part of these financial statements.

57

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 2016	ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AmericaFirst Quantitative Funds (the “Trust”) was reorganized as a Delaware statutory trust on January 4, 2013. Prior to January 4, 2013, the series of the Trust, other than AmericaFirst Seasonal Trends Fund, were each a part of the Mutual Fund Series Trust, an Ohio business trust organized on February 27, 2006. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust currently consists of five series. These financial statements include the following five series: AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Quantitative Strategies Fund and AmericaFirst Seasonal Trends Fund (each a “Fund” and collectively, the “Funds”). The Funds, except for AmericaFirst Defensive Growth Fund, are registered as diversified series of the Trust. The investment objectives of each Fund are set forth below. AmericaFirst Capital Management, LLC (the “Manager”) is investment advisor to the Funds.

AmericaFirst Defensive Growth Fund (“Defensive Growth Fund”) commenced operations on May 23, 2011. The Fund’s investment objective is to achieve capital appreciation through all market cycles.

AmericaFirst Income Trends Fund (“Income Trends Fund”) commenced operations on July 1, 2010. The Fund’s investment objective is to achieve a high rate of current income with less volatility than common stocks as measured by standard deviation. The Fund seeks total return as a secondary investment objective.

AmericaFirst Tactical Alpha Fund (“Tactical Alpha Fund”) commenced operations on February 26, 2010. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of financial markets.

AmericaFirst Quantitative Strategies Fund (“Quantitative Strategies Fund”) commenced operations on
September 28, 2007. Prior to November 3, 2008, the Fund was named the AmericaFirst Income Strategies Fund. The Fund’s investment objective is to achieve long-term capital appreciation and to achieve positive returns through all market cycles.

AmericaFirst Seasonal Trends Fund (“Seasonal Trends Fund”) commenced operations on October 31, 2013. The Fund’s investment objective is to achieve capital appreciation with a focus on producing positive returns regardless of the direction of the financial markets.

The Defensive Growth Fund, Income Trends Fund, Tactical Alpha Fund and Seasonal Trends Fund each offer three classes of shares, Class A, Class I, and Class U. The Quantitative Strategies Fund offers three classes of shares, Class A, Class C, and Class I. Each class differs as to sales and redemption charges and ongoing fees.

The following is a summary of significant accounting policies consistently followed by the Funds and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”). The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

a) Securities Valuation - Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. The Funds may invest in portfolios of open-end or closed-end investment companies and exchange traded funds (the “underlying funds”). Open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies and exchange traded funds, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or exchange traded fund purchased by the Funds will not change.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at “fair value” as determined in good faith by the Funds’ Board of Trustees, pursuant to the procedures (the “Procedures”) approved by the Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close (generally 4:00pm eastern time).

Exchange Traded Funds (“ETF”) – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

58

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

ETF, Mutual Fund and Exchange Traded Note (“ETN”) Risk - ETFs, mutual funds and ETNs are subject to investment advisory or management and other expenses, which will be indirectly paid by each Fund. Each is subject to specific risks, depending on investment strategy. Also, each may be subject to leverage risk, which will magnify losses. ETNs are subject to default risks.

Each Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of June 30, 2016 for each Fund’s assets and liabilities measured at fair value:

Defensive Growth Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 90,792,886	$ 90,792,886	$ -	$ -
Short Term Investment	1,154,184	1,154,184	-	-
Total	$ 91,947,070	$ 91,947,070	$ -	$ -
Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 22,577,235	$ 22,577,235	$ -	$ -
Total	$ 22,577,235	$ 22,577,235	$ -	$ -

Income Trends Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 11,862,560	$ 11,862,560	$ -	$ -
Bonds & Notes (2)	4,367,832	-	4,367,832	-
Short Term Investment	66,276	66,276	-	-
Total	$ 16,296,668	$ 11,928,836	$ 4,367,832	$ -
Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 263,500	$ 263,500	$ -	$ -
Real Estate Investment Trusts	1,417,130	1,417,130
Total	$ 1,680,630	$ 1,680,630	$ -	$ -

59

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

Tactical Alpha Fund

Assets
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 7,632,748	$ 7,632,748	$ -	$ -
Exchange-Traded Funds	1,381,196	1,381,196
Real Estate Investment Trusts	1,460,567	1,460,567	-	-
Short Term Investment	185,583	185,583	-	-
Total	$ 10,660,094	$ 10,660,094	$ -	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 1,121,331	$ 1,121,331	$ -	$ -
Exchange-Traded Fund	86	86	-	-
Total	$ 1,121,417	$ 1,121,417	$ -	$ -

Quantitative Strategies Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 19,821,994	$ 19,781,529	$ 40,465	$ -
Exchange-Traded Note	889,255	889,255	-	-
Exchange-Traded Funds	4,818,750	4,818,750
Real Estate Investment Trusts	1,983,700	1,983,700	-	-
Short Term Investment	166,318	166,318	-	-
Total	$ 27,680,017	$ 27,639,552	$ 40,465	$ -

Liabilities
Security Classification (1)	Value	Level 1	Level 2	Level 3
Common Stock (2)	$ 1,903,678	$ 1,903,678	$ -	$ -
Exchange-Traded Notes	1,389,710	1,389,710
Real Estate Investment Trusts	886,150	886,150	-	-
Total	$ 4,179,538	$ 4,179,538	$ -	$ -

Seasonal Trends Fund

Security Classification (1)	Value	Level 1	Level 2	Level 3
Bonds & Notes (2)	$ 8,434,797	$ -	$ 8,434,797	$ -
Short Term Investment	457,060	457,060	-	-
Total	$ 8,891,857	$ 457,060	$ 8,434,797	$ -

(1) As of and during the year ended June 30, 2016, the Funds held no securities that were considered to be “Level 3” securities (those valued using significant unobservable inputs). Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

(2) For a detailed break-out of common stocks and bonds & notes by investment industry please refer to the Schedules of Investments.

The Funds had no transfers between Level 1 and Level 2 during the year ended June 30, 2016. It is the Funds’ policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

b) Short Sales – A "short sale" is a transaction in which a Fund sells a security it does not own, but has borrowed in anticipation that the market price of that security will decline.  A Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date.  If the price of the security sold short increases between the time of the short sale and the time a Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size.  Conversely, if the price declines, the Fund will realize a gain, limited to the price at which a fund sold the security short.

c) Federal Income Tax - The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of their taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements. The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Funds’ tax positions,

60

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(1) ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (continued)

and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions on returns filed for open tax years (2013-2015) or expected to be taken in the Funds’ 2016 tax returns. The Funds identified their major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

d) Distribution to Shareholders - Distributions from investment income and net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, mark-to-market on open Section 1256 contracts) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

e) Other - Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and Federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis using the effective interest method. Discounts and premiums on debt securities are amortized over their respective lives. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

f) Multiple Class Allocations – Income, non-class specific expenses and realized/unrealized gains or losses are allocated to each class based on average net assets. Distribution fees are charged to each respective share class in accordance with the distribution plan. Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund.  Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

g) Foreign Currency – The accounting records of each Fund is maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

h) Use of Estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

i) Commitments and Contingencies - In the normal course of business, the Trust may enter into contracts that contain a variety of representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, management considers the risk of loss from such claims to be remote.

j) Credit Facility – The Defensive Growth, Income Trends, Quantitative Strategies, Tactical Alpha and Seasonal Trends Funds entered into a revolving line of credit agreement with MUFG Union Bank for the purpose of covering redemptions in the Funds subject to the limitations of the 1940 Act for borrowings. The maximum amount of borrowing allowed in total under the agreement was $5,000,000. The Funds were charged an interest rate of 3.25%. The Funds did not utilize the line of credit during the year ended June 30, 2016 and closed the facility effective November 16, 2015.

(2) INVESTMENT TRANSACTIONS

For the year ended June 30, 2016, aggregate purchases and sales of investment securities (excluding short-term investments and government securities) for the Funds were as follows:

	Purchases	Sales
Defensive Growth Fund	$ 118,604,877	$ 93,358,181
Income Trends Fund	72,363,165	81,223,300
Tactical Alpha Fund	38,827,373	42,348,084
Quantitative Strategies Fund	170,576,318	197,710,986
Seasonal Trends Fund	53,741,331	63,079,287

The Seasonal Trends Fund purchased and sold $8,895,069 and $8,689,595, respectively, of government securities during the year.

61

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(3) INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

AmericaFirst Capital Management, LLC (“AFCM” or the “Manager”) acts as investment advisor for the Funds pursuant to the terms of an Investment Management Agreement with the Trust (the “Management Agreement”). Under the terms of the Management Agreement, AFCM is responsible for formulating the Funds’ investment policies, making ongoing investment decisions and engaging in portfolio transactions. The Management Agreement provides that the Manager will provide the Funds with investment advice and supervision and will continuously furnish an investment program for the Funds consistent with the investment objectives and policies of the Funds. For its services under the Management Agreement, the Manager is paid a bi-monthly management fee at the annual rate of 1.50%, 1.25%, 1.50%, 1.00% and 1.50% of the average daily net assets of the Defensive Growth Fund, Income Trends Fund, Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively. For the year ended June 30, 2016, the Defensive Growth Fund, Income Trends Fund, Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Trends Fund incurred $1,255,606, $263,351, $178,516, $423,273 and $182,375 of management fees, before waiver and reimbursements described below.

AFCM and the Funds have entered into Expense Limitation Agreements (“Expense Limits”) under which the Manager has contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (exclusive of any front-end or contingent deferred loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, acquired fund fees and expenses or extraordinary expenses such as litigation) at 2.45%

for Class A, 1.94% for Class I, and 2.95% for Class U of the Defensive Growth Fund’s average daily net assets through February 4, 2017; at 2.20% for Class A, 1.40% for Class I, and 2.70% for Class U of the Income Trends Fund’s average daily net assets through February 4, 2017; at 2.45% for Class A, 1.74% for Class I, and 2.95% for the Class U of the Tactical Alpha Fund’s average daily net assets through February 4, 2017; at 1.50% for Class A, 2.25% for Class C, and 1.95% for Class I of the Quantitative Strategies Fund’s average daily net assets through February 4, 2017; at 2.45% for Class A, 1.95% for Class I, and 2.95% for the Class U of the Seasonal Trends Fund’s average daily net assets through February 4, 2017. Through November 7, 2013, the Expense Limits for Class I under which the Manager had contractually agreed to waive fees and/or reimburse expenses but only to the extent necessary to maintain total annual operating expenses (excluding brokerage costs; borrowing costs, such as (a) interest and (b) dividends on securities sold short; taxes; underlying fund expenses and extraordinary expenses) were 1.95%, 1.95% and 1.70% of the average daily net assets of the Tactical Alpha Fund, Defensive Growth Fund and Income Trends Fund, respectively. However, from November 8, 2013 to May 18, 2016, Class I shares of the Defensive Growth Fund, Income Trends Fund, Quantitative Strategies Fund and Tactical Alpha Fund did not exclude borrowing costs or dividends on securities sold short from the Expense Limits.

Each waiver or reimbursement by the Manager is subject to repayment by the Funds within the three fiscal years following the fiscal year in which those particular expenses are incurred, if the Funds are able to make the repayments without exceeding the expense limitations in effect at that time and the repayments are approved by the Board of Trustees. For the year ended June 30, 2016, the Manager waived management fees of $218,979 for the Defensive Growth Fund. The Manager may recapture $147,212, $168,314, and $218,979 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the year ended June 30, 2016, the Manager waived management fees of $153,552 for the Income Trends Fund. The Manager may recapture $114,214, $105,800, and $153,552 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the year ended June 30, 2016, the Manager waived management fees of $129,521 for the Tactical Alpha Fund. The Manager may recapture $107,501, $122,737, and $129,521 no later than June 30, 2017, June 30, 2018, and June 30, 2019 respectively, subject to the terms of the Expense Limitation Agreement. For the year ended June 30, 2016, the Manager waived management fees of $153,271 for the Quantitative Strategies Fund. The Manager may recapture $149,121, $112,655, $153,271 no later than June 30, 2017, June 30, 2018 and June 30, 2019, respectively, subject to the terms of the Expense Limitation Agreement. For the year ended June 30, 2016, the Manager waived management fees of $115,708 for the Seasonal Trends Fund. The Manager may recapture $25,579, $73,744, and $115,708 no later than June 30, 2017, June 30, 2018, and June 30, 2019, respectively, subject to the terms of the Expense Limitation Agreement.

Distributor – The Trust has adopted a Distribution Plan (“Plan”), pursuant to rule 12b-1 under the 1940 Act for each class of shares, other than class I, which allows the Funds to pay to the distributor a monthly fee for distribution and shareholder servicing expenses. Under the Plan, the Funds may pay up to 0.50% for Class A and 1.00% for Class U, per year of its average daily net assets of the Defensive Growth Fund, the Income Trends Fund, the Tactical Alpha Fund and the Seasonal Trends Fund for such distribution and shareholder service activities. The Quantitative Strategies Fund may pay up to 0.25% for Class A and 1.00% for Class C, respectively, per year of its average daily net assets for such distribution and shareholder service activities. The Distribution Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses incurred. During the year ended June 30, 2016, $287,864, $120,862, $80,435, $278,492, and $43,783 were incurred under the Plan for the Defensive Growth Fund, the Income Trends Fund, the Tactical Alpha Fund, Quantitative Strategies Fund and Seasonal Trends Fund, respectively, of which, $183,169 were paid by the Distributor to AmericaFirst Securities, Inc., an entity affiliated with the Manager. Effective June 6, 2016, Class A shares pay 0.25%.

The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor). The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. For the year ended June 30, 2016, the Distributor received underwriter commissions of $665,622 for sales of Class A, Class C and Class U shares, of which $79,740 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor and Blue Giant, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

62

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(3) INVESTMENT MANAGEMENT AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS (continued)

In addition, Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis.  For the provision of these services, Blu Giant receives customary fees from the Funds.

              Officers of the Trust and Trustees who are "interested persons" of the Trust or the Manager will receive no salary or fees from the Trust. Trustees who are not "interested persons" as that term is defined in the 1940 Act, will be paid $2,500 per meeting attended in-person or $100 per telephonic meeting attended, at the discretion of the Chairman of the Trust. The Trust reimburses each Trustee and officer for his or her travel and other expenses relating to attendance at such meetings.

Through December 31, 2015, Garfield Holdings, LLC (“Garfield”), an affiliate of the Manager, provided compliance services to the Funds. Garfield charged a monthly fee of $1,250 per Fund. For the second half of the year, Alaric Compliance Services (“Alaric”) resumed the compliance services duties. Alaric charges a monthly fee of $1,250 per Fund.

(4) REDEMPTION FEES

The Funds may assess a short-term redemption fee of 1.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 90 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption occurs.  For the year ended June 30, 2016, the Defensive Growth Fund, Income Trends Fund, Tactical Alpha Fund, Quantitative Strategies Fund, and Seasonal Trends Fund assessed $14,832, $410, $383, $776, and $1,289, respectively, in redemption fees.

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended June 30, 2016 and June 30, 2015 was as follows:

As of June 30, 2016, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis unrealized appreciation/ (depreciation), undistributed net investment income/loss and accumulated net realized gains/ (losses) from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, and adjustments for real estate investment trusts, partnerships, grantor trusts and constructive sales of securities held short. In addition, the amount listed under other book/tax differences is primarily attributable to the tax deferral of losses on straddles and adjustments for constructive sales of securities held short.

63

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(5) DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL (continued)

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such late year losses as follows:

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Funds incurred and elected to defer such capital losses as follows:

At June 30, 2016, the Funds below had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), net operating losses, non-deductible expenses, the reclass of Fund distributions and equalization debits, and adjustments for C-corporation return of capital distributions, capitalization in lieu of dividend payments, real estate investment trusts, grantor trusts and partnerships, resulted in reclassifications for the fiscal year ended June 30, 2016 as follows:

(6) NEW ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

64

AMERICAFIRST QUANTITATIVE FUNDS

NOTES TO FINANCIAL STATEMENTS (Continued)

June 30, 2016	ANNUAL REPORT

(7) SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

(8) EXTRAORDINARY EXPENSES

Certain costs incurred by the Funds were deemed to be extraordinary for expense limitation agreement purposes and were not included in the amounts subject to advisory fee waiver or expense reimbursement pursuant to the agreement. Such fees relative to the Defensive Growth Fund, Income Trends Fund, Tactical Alpha Fund, Quantitative Strategies Fund, and Seasonal Trends Fund, amounted to $78,838, $15,574, $8,651, $30,381, and $9,165, respectively, for the year ended June 30, 2016, and can be found on the Statement of Operations.

(9) SUBSEQUENT DISTRIBUTIONS

On July 28, 2016, the Income Trends Fund paid an ordinary income dividend of $0.036945, $0.0330, and $0.0382 per share for Class A, U, and I, respectively.

65

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of AmericaFirst Quantitative Funds

and the Shareholders of AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Tactical Alpha Fund, AmericaFirst Quantitative Strategies Fund, and AmericaFirst Seasonal Trends Fund

We have audited the accompanying statements of assets and liabilities of the AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Tactical Alpha Fund (formerly AmericaFirst Absolute Return Fund), AmericaFirst Quantitative Strategies Fund, and AmericaFirst Seasonal Trends Fund (the "Funds"), each a series of shares of beneficial interest in the AmericaFirst Quantitative Funds, including the schedules of investments as of June 30, 2016, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the respective years or periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2016 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AmericaFirst Defensive Growth Fund, AmericaFirst Income Trends Fund, AmericaFirst Tactical Alpha Fund, AmericaFirst Quantitative Strategies Fund, and AmericaFirst Seasonal Trends Fund as of June 30, 2016, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and their financial highlights for each of the years or periods presented, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

August 29, 2016

66

TRUSTEES AND OFFICERS (Unaudited)

Management Information. Following are the Trustees and Officers of the Trust, their address and year of birth, their present position with the Trust, and their principal occupation during the past five years.  In case a vacancy or an anticipated vacancy on the Board of Trustees shall for any reason exist, the vacancy shall be filled by the affirmative vote of a majority of the remaining Trustees, subject to certain restrictions under the 1940 Act. Those Trustees and Officers, who are “interested persons” (as defined in the 1940 Act) by virtue of their affiliation with either the Trust or the Manager, are indicated in the table.  The address of each Trustee and Officer is 17605 Wright Street, Suite 2, Omaha, Nebraska 68130 unless otherwise noted.

Disinterested Trustees

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
DISINTERESTED TRUSTEES
Michael G. Dencavage Year of Birth: 1954	Trustee – 2012 to present	Retired, formerly Chief Financial Officer, San Juan Unified School District, (2004 to 2011)	5	None
Kathleen T. Barr Year of Birth: 1955	Independent Chair of the Board of Trustees – 2012 to present	Retired: formerly, President, Productive Capital Management, Inc. (registered investment adviser to public entities) and owner, KT Barr Consulting, LLC (mutual fund and investment management consulting) 2010 to 2013; prior thereto, Chief Administrative Officer, Senior Managing Director of Allegiant Asset Management Company (merged with PNC Capital Advisors, LLC in 2009) from 2004 to 2010; Chief Administrative Officer and Chief Compliance Officer and Senior Vice Present of PNC Funds and PNC Advantage Funds (f/k/a Allegiant Funds 2003 to 2010	5	William Blair Funds (25 Portfolios)
Michael A. Gunning Year of Birth: 1958	Trustee – Feb. 2015 to present	Vice President, Personal Insurance Federation of California (legislative and regulatory advisory firm representing members to California State Legislature and Governor’s Office), 2001 to present	5	None

67

Interested Trustees** and Officers of the Trust

Name, Address and Year of Birth	Position(s) Held with AmericaFirst Term of Office Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in AmericaFirst Overseen by AmericaFirst Trustee	Other Directorships Held by AmericaFirst Trustee During the Past Five Years
INTERESTED TRUSTEE
Rick A. Gonsalves 8150 Sierra College Blvd., Suite 290, Roseville, CA 95661 Year of Birth: 1968	Trustee – 2012 to present	President & Chief Executive Officer, AmericaFirst Capital Management, LLC (2007 – present) (investment adviser to the Funds and New Funds; President & Chief Executive Officer, Renaissance Investment Services (2005 to 2008); Registered Broker Representative for various Broker/Dealers from 1994 to 2007	5	None
OFFICERS OF THE TRUST
Andrew Rogers Year of Birth: 1969	President – 2012 to present	Chief Executive Officer, Gemini Fund Services, LLC (since 2012); President and Manager, Gemini Fund Services, LLC (2006 - 2012); Formerly Manager, Northern Lights Compliance Services, LLC (2006 - 2008); and President and Manager, GemCom LLC (2004-2011)	n/a	n/a
Ann Marie Swanson Year of Birth: 1962	Chief Compliance Officer of the Trust – 2016 to present

Director, Alaric Compliance Services, LLC (June 2015 to present); V.P. and Chief Compliance Officer, Thomas Partners Investment Management (May 2013 to March 2015); S.V.P. and Chief Compliance Officer,

Aletheia Research and Management, Inc. (August 2010 to January 2013)

			n/a	n/a
James Colantino Year of Birth: 1969	Treasurer – 2012 to present	Senior Vice President from 2004 to Present; Senior Fund Administrator from 1999 to 2004, Gemini Fund Services, LLC.	n/a	n/a
Dawn M. Dennis Year of Birth: 1966	Secretary 2014 –present	Senior Paralegal, Gemini Fund Services (since May 2013), Paralegal (from July 2011 through April 2013);	n/a	n/a

* The term of office of each Trustee is indefinite.

 ** The Trustee who is an “interested person” of the Trust as defined in the 1940 Act is an interested person by virtue of being an officer of an advisor that manages a series of the Trust.

The Trust’s Statement of Additional Information includes additional information about the Trustees and Officers and is available, without charge, upon request by calling 1-877-217-8363.

68

AMERICAFIRST QUANTITATIVE FUNDS

Additional Information (Unaudited) (Continued)

Reference is made to the Prospectus and the Statements of Additional Information for descriptions of the Management Agreements, Services Agreements and Distribution (12b-1) Plans, tax aspects of the Funds and the calculations of the net asset value of shares of the Funds.

PORTFOLIO HOLDINGS

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission
(the “Commission”) for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov. The Funds’ Form N-Qs may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Commission’s Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTE

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-217-8363; and on the Commission’s website at http://www.sec.gov.

69

PRIVACY notice

Rev. Jan 2013

FACTS	WHAT DOES AMERICAFIRST QUANTITATIVE FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

          ■     Social Security number                                  ■     Purchase History

          ■     Assets                                                             ■     Account Balances

          ■     Retirement Assets                                          ■     Account Transactions

          ■     Transaction History                                       ■     Wire Transfer Instructions

          ■     Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons AmericaFirst Quantitative Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does AmericaFirst Quantitative Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-877-217-8363

70

Who we are
Who is providing this notice?	AmericaFirst Quantitative Funds
What we do
How does AmericaFirst Quantitative Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does AmericaFirst Quantitative Funds collect my personal information?

We collect your personal information, for example, when you

■     Open an account

■     Provide account information

■     Give us your contact information

■     Make deposits or withdrawals from your account

■     Make a wire transfer

■     Tell us where to send the money

■     Tells us who receives the money

■     Show your government-issued ID

■     Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■    Affiliates from using your information to market to you

■    Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ AmericaFirst Quantitative Funds doesn’t share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ AmericaFirst Quantitative Funds doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ AmericaFirst Quantitative Funds doesn’t jointly market.

71

AmericaFirst Quantitative Funds

MANAGER
AmericaFirst Capital Management, LLC
8150 Sierra College Blvd.
Suite 290
Roseville, CA 95661

ADMINISTRATOR
Gemini Fund Services, LLC
17605 Wright Street, Suite 2
Omaha, NE 68130

72

Item 2. Code of Ethics.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b) For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)	Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c) Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d) Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e) The Code of Ethics is not posted on Registrant’ website.

(f) A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)(1)ii The board of directors of the fund has determined that the fund does not have an audit committee financial expert serving on its audit committee.

(a)(2) Not applicable.

(a)(3)   In this regard, no member of the audit committee was identified as having all of the required technical attributes identified in instruction 2 (b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert,” whether through the type of specialized education or experience required by that instruction.   At this time, the board believes the experience provided by each member of the audit committee collectively offers the fund adequate oversight by its audit committee given the fund’s level of financial complexity.   The board will from time to time reexamine such belief.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees
2016 – $56,250
2015 – $55,700

(b)	Audit-Related Fees
2016 – None

2014 – None

(c)	Tax Fees

2016 – $12,500

2015 – $12,500

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees

2016 - None

2015 - None

(e) (1) Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)	Percentages of Services Approved by the Audit Committee

2016 2015

Audit-Related Fees:     0.00% 0.00%

Tax Fees:     0.00% 0.00%

All Other Fees:     0.00% 0.00%

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2016 - $12,500
2015 - $12,500

(h) The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics filed herewith.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) AmericaFirst Quantitative Funds

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/7/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 9/7/16

By (Signature and Title)

/s/ Jim Colantino

James Colantino, Principal Financial Officer/Treasurer

Date 9/7/16